UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518
                                                     ---------

                               THE RBB FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             300 EAST LOMBARD STREET
                               BALTIMORE, MD 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       THE CORPORATION TRUST INCORPORATED
                             300 EAST LOMBARD STREET
                               BALTIMORE, MD 21202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-792-2555
                                                            ------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                             PAR
                                                            (000)             VALUE
                                                         ------------      -------------
CERTIFICATES OF DEPOSIT--23.3%
DOMESTIC CERTIFICATES OF DEPOSIT--5.2%
First Tennessee Bank N.A.
   1.850%, 12/20/04                                      $     11,000      $ 10,998,631
                                                                           -------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--18.1%
Eurohypo AG
   2.065%, 12/14/04                                            11,000        11,000,000
ForeningsSparbanken AB (Swedbank)
   1.440%, 03/01/05                                             6,000         5,999,779
Natexis Banques Populaires NY
   2.050%, 02/02/05                                            10,000        10,000,000
Societe Generale
   1.440%, 05/09/05                                             3,000         2,999,805
Toronto-Dominion Bank (The)
   1.905%, 12/23/04                                             8,000         8,000,024
                                                                           -------------
                                                                             37,999,608
                                                                           -------------
TOTAL CERTIFICATES OF DEPOSIT
     (Cost $48,998,239)                                                      48,998,239
                                                                           -------------
COMMERCIAL PAPER--37.6%
ASSET BACKED SECURITIES--19.0%
Amstel Funding Corp.
   1.840%, 12/15/04                                             9,000         8,993,560
Daimler Chrysler Revolving Auto Co.
   2.030%, 12/08/04                                             9,310         9,306,325
Emerald Certificates
   2.060%, 12/08/04                                             6,950         6,947,216
Lexington Parker Capital
   2.220%, 02/08/05                                             4,750         4,729,789
Lockhart Funding LLC
   2.240%, 02/03/05                                            10,000         9,960,178
                                                                           -------------
                                                                             39,937,068
                                                                           -------------
BANKS--8.8%
Rabobank USA Finance Corp.
   2.040%, 12/01/04                                             9,500         9,500,000
Skandinaviska Enskilda Banken AB
   2.260%, 01/27/05                                             7,100         7,074,594
   2.290%, 02/01/05                                             2,000         1,992,112
                                                                           -------------
                                                                             18,566,706
                                                                           -------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--5.5%
National Rural Utilities Cooperative
   2.050%, 12/14/04                                            11,500        11,491,487
                                                                           -------------

                                                             PAR
                                                            (000)             VALUE
                                                         ------------      -------------
PERSONAL CREDIT INSTITUTIONS--4.3%
Countrywide Home Loans, Inc.
   2.100%, 12/01/04                                      $      9,000      $  9,000,000
                                                                           -------------
TOTAL COMMERCIAL PAPER
     (Cost $78,995,261)                                                      78,995,261
                                                                           -------------
VARIABLE RATE OBLIGATIONS--14.2%
ASSET BACKED SECURITIES--0.9%
Racers Trust 2004-6-MM++
   2.140%, 12/22/04                                             1,000         1,000,000
SMM Trust 2004-G++
   1.800%, 12/03/04                                               887           887,010
                                                                           -------------
                                                                              1,887,010
                                                                           -------------
BANKS--5.7%
HBOS Treasury Services P.L.C.++
   1.961%, 12/27/04                                            10,000        10,000,000
Westpac Banking Corp.++
   1.850%, 12/13/04                                             2,000         2,000,000
                                                                           -------------
                                                                             12,000,000
                                                                           -------------
LIFE INSURANCE--2.4%
MetLife Global Funding++
   2.234%, 12/28/04                                             5,000         5,000,000
                                                                           -------------
SECURITY BROKERS & DEALERS--5.2%
Merrill Lynch & Co., Inc.++
   1.978%, 01/05/05                                            11,000        11,000,000
                                                                           -------------
TOTAL VARIABLE RATE OBLIGATIONS
     (Cost $29,887,010)                                                      29,887,010
                                                                           -------------
AGENCY OBLIGATIONS--9.7%
Federal Home Loan Bank
   1.745%, 12/13/04                                             8,000         7,996,243
   1.425%, 04/04/05                                             2,500         2,500,000
Federal National Mortgage Association
   2.230%, 02/18/05                                            10,000         9,999,465
                                                                           -------------
TOTAL AGENCY OBLIGATIONS
     (Cost $20,495,708)                                                      20,495,708
                                                                           -------------
MASTER NOTES--2.9%
Morgan Stanley Mortgage Capital
   2.233%, 12/01/04                                             6,000         6,000,000
                                                                           -------------
TOTAL MASTER NOTES
     (Cost $6,000,000)                                                        6,000,000
                                                                           -------------

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                             PAR
                                                            (000)             VALUE
                                                         ------------      -------------
REPURCHASE AGREEMENTS--12.2%
Goldman Sachs & Co.
   2.070%, 12/01/04                                      $     21,000      $ 21,000,000
Morgan Stanley & Co.
   1.950%, 12/01/04                                             4,600         4,600,000
                                                                           -------------
TOTAL REPURCHASE AGREEMENTS
     (Cost $25,600,000)                                                      25,600,000
                                                                           -------------

TOTAL INVESTMENTS AT VALUE--99.9%
(Cost $209,976,218)**                                                       209,976,218
                                                                           -------------

OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                                     248,093
                                                                           -------------

NET ASSETS (APPLICABLE TO 86,238,956
BEDFORD SHARES AND 123,988,402 SANSOM
STREET SHARES)--100.0%                                                     $210,224,311
                                                                           =============

NET ASSET VALUE, Offering and Redemption Price
 Per Share ($210,224,311 / 210,227,358)                                    $       1.00
                                                                           =============

++ Variable Rate Obligations -- The interest rate shown is the rate as of November 30, 2004 and the maturity date shown is the next interest rate readjustment date or the maturity date.

**    There are no differences between book cost and federal income tax cost.

INVESTMENT ABBREVIATIONS

IDR                                               Industrial Development Revenue
LOC                                                             Letter of Credit
RAN                                                    Revenue Anticipation Note
RB                                                                  Revenue Bond
VRDN                                                   Variable Rate Demand Note

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS--93.4%
              AEROSPACE & DEFENSE--2.8%
   3,300      General Dynamics Corp.                                $   357,588
   6,200      Northrop Grumman Corp.                                    349,246
   5,600      United Defense Industries, Inc.*                          253,680
                                                                    ------------
                                                                        960,514
                                                                    ------------
              APPAREL--1.3%
   2,000      Coach, Inc.*                                               99,680
   6,200      V.F. Corp.                                                334,738
                                                                    ------------
                                                                        434,418
                                                                    ------------
              AUTOMOBILE--0.3%
   2,400      General Motors Corp.                                       92,616
                                                                    ------------
              AUTOMOBILE PARTS & EQUIPMENT--0.8%
  16,500      Dana Corp.                                                269,775
                                                                    ------------
              BANKS--4.1%
   7,900      BB&T Corp.                                                335,355
   3,400      Compass Bancshares, Inc.                                  158,304
   4,200      SunTrust Banks, Inc.                                      299,460
  10,600      Synovus Financial Corp.                                   286,200
   5,200      UnionBanCal Corp.                                         321,516
                                                                    ------------
                                                                      1,400,835
                                                                    ------------
              BUILDING SUPPLIES--1.0%
   6,600      Lafarge North America, Inc.                               330,990
                                                                    ------------
              CHEMICALS - DIVERSIFIED--1.4%
   3,300      PPG Industries, Inc.                                      222,651
   7,600      Westlake Chemical Corp.                                   238,564
                                                                    ------------
                                                                        461,215
                                                                    ------------
              CHEMICALS - SPECIALTY--2.4%
   2,600      Engelhard Corp.                                            77,714
  22,400      RPM International, Inc.                                   414,176
   7,300      Sherwin-Williams Co. (The)                                325,580
                                                                    ------------
                                                                        817,470
                                                                    ------------

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              COMMERCIAL SERVICES--2.0%
  15,100      Cendant Corp.                                         $   342,317
   3,600      FedEx Corp.                                               342,108
                                                                    ------------
                                                                        684,425
                                                                    ------------
              COMPUTER NETWORKING PRODUCTS--1.2%
  25,600      EMC Corp.*                                                343,552
   2,600      Network Appliance, Inc.*                                   78,416
                                                                    ------------
                                                                        421,968
                                                                    ------------
              COMPUTER SERVICES--1.5%
   2,600      Computer Sciences Corp.*                                  140,660
  19,600      Ingram Micro Inc., Class A*                               377,104
                                                                    ------------
                                                                        517,764
                                                                    ------------
              COMPUTER SOFTWARE--3.7%
   2,300      Adobe Systems, Inc.                                       139,288
   5,800      Autodesk, Inc.                                            379,378
  15,600      Citrix Systems, Inc.*                                     368,316
  11,600      Computer Associates International, Inc.                   354,148
                                                                    ------------
                                                                      1,241,130
                                                                    ------------
              COMPUTERS--0.6%
   2,900      Apple Computer, Inc.*                                     194,445
                                                                    ------------
              CONSUMER PRODUCTS--2.4%
  12,200      American Greetings Corp., Class A*                        324,764
   2,400      Brown-Forman Corp., Class B                               115,248
     600      Clorox Co. (The)                                           33,072
   4,300      Fortune Brands, Inc.                                      337,464
                                                                    ------------
                                                                        810,548
                                                                    ------------
              DATA PROCESSING--1.6%
   3,100      Dun & Bradstreet Corp. (The)*                             184,016
  11,700      Thermo Electron Corp.*                                    353,925
                                                                    ------------
                                                                        537,941
                                                                    ------------
              ELECTRONIC COMPONENTS & ACCESSORIES--2.1%
  11,200      Amphenol Corp., Class A*                                  393,232

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS & ACCESSORIES--(CONTINUED)
  13,100      Jabil Circuit, Inc.*                                  $   328,286
                                                                    ------------
                                                                        721,518
                                                                    ------------
              ENERGY--1.0%
   5,200      TXU Corp.                                                 326,664
                                                                    ------------
              FINANCIAL SERVICES--2.7%
   8,200      CIT Group, Inc.                                           350,550
   1,800      First Marblehead Corp. (The)*                             102,168
  12,500      MBNA Corp.                                                332,000
   4,000      Nuveen Investments, Class A                               142,800
                                                                    ------------
                                                                        927,518
                                                                    ------------
              FOOD & AGRICULTURE--1.2%
   5,800      H.J. Heinz Co.                                            215,528
   7,800      Sara Lee Corp.                                            183,144
                                                                    ------------
                                                                        398,672
                                                                    ------------
              HEALTH CARE--1.1%
   2,900      Humana, Inc.*                                              71,978
   6,000      WellChoice, Inc.*                                         293,940
                                                                    ------------
                                                                        365,918
                                                                    ------------
              HOTELS & MOTELS--1.0%
  16,200      Hilton Hotels Corp.                                       334,692
                                                                    ------------
              INSURANCE--0.6%
   3,500      Assurant, Inc.                                            105,000
   2,600      Nationwide Financial Services, Inc.                        97,708
                                                                    ------------
                                                                        202,708
                                                                    ------------
              INSURANCE - PROPERTY & CASUALTY--5.3%
   9,000      ACE, Ltd.                                                 363,780
   2,200      Allstate Corp. (The)                                      111,100
   5,900      Everest Re Group, Ltd.                                    497,193
   4,700      IPC Holdings, Ltd.                                        200,079
  18,800      Old Republic International Corp.                          469,812
   2,000      XL Capital, Ltd., Class A                                 150,720
                                                                    ------------
                                                                      1,792,684
                                                                    ------------

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              INTERNET SOFTWARE--1.5%
  18,000      McAfee, Inc.*                                         $   520,200
                                                                    ------------
              MANUFACTURING--2.8%
   5,100      Harman International Industries, Inc.                     626,535
   3,400      United Technologies Corp.                                 331,772
                                                                    ------------
                                                                        958,307
                                                                    ------------
              MEDICAL & MEDICAL SERVICES--2.1%
   6,500      Cardinal Health, Inc.                                     339,820
   7,500      Laboratory Corp. of America Holdings*                     359,625
                                                                    ------------
                                                                        699,445
                                                                    ------------
              MEDICAL INSTRUMENTS & SUPPLIES--4.2%
   6,400      Becton, Dickinson & Co.                                   350,592
   6,200      Dade Behring Holdings, Inc.*                              332,878
   3,400      Hillenbrand Industries, Inc.                              187,000
   3,400      Kinetic Concepts, Inc.*                                   215,628
   5,800      Respironics, Inc.*                                        321,204
                                                                    ------------
                                                                      1,407,302
                                                                    ------------
              MULTIMEDIA/PUBLISHING--1.7%
   2,500      McGraw-Hill Cos., Inc. (The)                              219,325
   3,900      Pixar Cos.*                                               353,613
                                                                    ------------
                                                                        572,938
                                                                    ------------
              OFFICE & BUSINESS EQUIPMENT--0.8%
   5,800      Pitney Bowes, Inc.                                        253,866
                                                                    ------------
              OIL & GAS EQUIPMENT & SERVICES--1.2%
   7,700      FMC Technologies, Inc.*                                   252,945
   3,330      Questar Corp.                                             169,197
                                                                    ------------
                                                                        422,142
                                                                    ------------
              OIL & GAS FIELD EXPLORATION--2.4%
   2,100      Anadarko Petroleum Corp.                                  146,160
   8,200      Burlington Resources, Inc.                                380,562
   3,100      Marathon Oil Corp.                                        122,264

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              OIL & GAS FIELD EXPLORATION--(CONTINUED)
   2,900      Occidental Petroleum Corp.                            $   174,609
                                                                    ------------
                                                                        823,595
                                                                    ------------
              OIL REFINING--2.6%
   4,300      Sunoco, Inc.                                              355,008
  11,200      Tesoro Petroleum Corp.*                                   370,944
   3,100      Valero Energy Corp.                                       145,049
                                                                    ------------
                                                                        871,001
                                                                    ------------
              PACKAGING--0.2%
   3,300      Owens-Illinois, Inc.*                                      69,036
                                                                    ------------
              PHARMACEUTICALS--2.3%
   5,900      AmerisourceBergen Corp.                                   347,746
   2,300      Cephalon, Inc.*                                           109,319
   8,900      Medicis Pharmaceutical Corp., Class A*                    327,431
                                                                    ------------
                                                                        784,496
                                                                    ------------
              REAL ESTATE INVESTMENT TRUSTS--3.1%
   2,800      CBL & Associates Properties, Inc.                         205,212
   9,800      General Growth Properties, Inc.                           336,238
   6,200      Mills Corp. (The)                                         368,032
   7,900      Trizec Properties, Inc.                                   130,113
                                                                    ------------
                                                                      1,039,595
                                                                    ------------
              RESIDENTIAL CONSTRUCTION--2.6%
  11,800      Lennar Corp.                                              530,174
     500      NVR, Inc.*                                                345,450
                                                                    ------------
                                                                        875,624
                                                                    ------------
              RESTAURANTS--1.0%
  11,400      McDonalds Corp.                                           350,436
                                                                    ------------
              RETAIL - DISCOUNT--1.5%
   6,600      Costco Wholesale Corp.*                                   320,760
   1,800      Kmart Holding Corp.*                                      185,094
                                                                    ------------
                                                                        505,854
                                                                    ------------
              RETAIL - SPECIALTY--3.7%
  13,500      7-Eleven, Inc.*                                           318,600

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
   7,300      Abercrombie & Fitch Co., Class A                      $   332,515
   5,900      Aeropostale, Inc.*                                        168,150
   6,000      Federated Department Stores, Inc.                         328,800
   2,500      J.C. Penney Co., Inc.                                      96,500
                                                                    ------------
                                                                      1,244,565
                                                                    ------------
              SAVINGS & LOAN ASSOCIATIONS--4.1%
   6,200      Astoria Financial Corp.                                   257,300
   5,100      East West Bancorp, Inc.                                   211,497
   3,600      Independence Community Bank Corp.                         152,928
  11,800      North Fork Bancorporation, Inc.                           339,840
   8,300      Webster Financial Corp.                                   415,415
                                                                    ------------
                                                                      1,376,980
                                                                    ------------
              SCHOOLS--0.7%
   1,900      Career Education Corp.*                                    73,910
   4,600      Education Management Corp.*                               152,444
                                                                    ------------
                                                                        226,354
                                                                    ------------
              SEMICONDUCTORS--1.4%
   9,400      Cree, Inc.*                                               336,332
   4,300      Microchip Technology, Inc.                                121,174
                                                                    ------------
                                                                        457,506
                                                                    ------------
              SERVICES - MANAGEMENT CONSULTING--0.9%
  12,000      Accenture, Ltd., Class A*                                 311,280
                                                                    ------------
              TELECOMMUNICATIONS--1.0%
  18,500      AT&T Corp.                                                338,550
                                                                    ------------
              TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.1%
  21,200      Crown Castle International Corp.*                         357,856
                                                                    ------------
              TOYS--0.2%
   2,800      Marvel Enterprises, Inc.*                                  51,604
                                                                    ------------
              TRANSPORTATION--3.5%
   8,500      Burlington Northern Santa Fe Corp.                        382,840

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              TRANSPORTATION--(CONTINUED)
  10,900      Norfolk Southern Corp.                                $   374,197
   6,600      Overseas Shipholding Group, Inc.                          433,554
                                                                    ------------
                                                                      1,190,591
                                                                    ------------
              UTILITIES--3.6%
  13,300      Alliant Energy Corp.                                      362,824
   5,200      Equitable Resources, Inc.                                 309,400
   5,200      MDU Resources Group, Inc.                                 142,012
  11,100      Northeast Utilities                                       202,353
   6,600      ONEOK, Inc.                                               184,272
                                                                    ------------
                                                                      1,200,861
                                                                    ------------
              WHOLESALE - GROCERIES & GENERAL LINE--1.1%
  11,400      SUPERVALU, Inc.                                           360,126
                                                                    ------------
              Total Common Stocks
                  (Cost $28,223,669)                                 31,516,538
                                                                    ------------

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
 (000'S)                                                               VALUE
--------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS--6.7%
     124      Bear, Stearns & Co., Inc.
                  (Agreement dated 11/30/04 to be
                  repurchased at $123,518),
                  1.03%, 12/01/04**                                     123,514
   2,151      Bear, Stearns & Co., Inc.
                  (Agreement dated 11/30/04 to be
                  repurchased at $2,150,911),
                  1.95%, 12/01/04                                     2,150,794
                                                                    ------------
              Total Repurchase Agreements
                  (Cost $2,274,308)                                   2,274,308
                                                                    ------------
 Total Investments -- 100.1%
      (Cost $30,497,977)***                                          33,790,846
                                                                    ------------
 Liabilities in Excess of Other Assets --
      (0.1)%                                                            (45,963)
                                                                    ------------
 Net Assets -- 100.0%                                               $33,744,883
                                                                    ============
----------------------------------
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $ 30,547,185
                                                          =============

      Gross unrealized appreciation                       $  3,436,166
      Gross unrealized depreciation                           (192,505)
                                                          -------------

      Net unrealized appreciation                         $  3,243,661
                                                          =============

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS--95.8%
              AEROSPACE & DEFENSE--1.6%
   6,412      Innovative Solutions and Support, Inc.*               $   196,271
   2,900      Titan International, Inc.                                  36,192
   8,600      United Defense Industries, Inc.*                          389,580
                                                                    ------------
                                                                        622,043
                                                                    ------------
              AIRLINES--1.5%
   8,500      Alaska Air Group, Inc.*                                   265,455
  22,800      ExpressJet Holdings, Inc.*                                265,848
   4,042      Pinnacle Airlines Corp.*                                   50,727
                                                                    ------------
                                                                        582,030
                                                                    ------------
              APPAREL--1.0%
   3,600      Deckers Outdoor Corp.*                                    156,672
   6,200      Guess?, Inc.*                                              89,900
   9,200      Hartmarx Corp.*                                            74,244
   6,000      Skechers U.S.A., Inc., Class A*                            69,660
                                                                    ------------
                                                                        390,476
                                                                    ------------
              AUTOMOBILE PARTS & EQUIPMENT--0.8%
   5,100      Aftermarket Technology Corp.*                              88,842
  14,000      Dana Corp.                                                228,900
                                                                    ------------
                                                                        317,742
                                                                    ------------
              BANKS--0.8%
   2,600      International Bancshares Corp.                            102,830
   5,600      Sterling Financial Corp.*                                 223,720
                                                                    ------------
                                                                        326,550
                                                                    ------------
              BIOTECH--1.4%
   4,000      Array BioPharma, Inc.*                                     33,440
   1,000      Idenix Pharmaceuticals, Inc.*                              14,450
   2,700      Lexicon Genetics, Inc.*                                    18,981
   2,700      NitroMed, Inc.*                                            56,430
   2,300      OSI Pharmaceuticals, Inc.*                                109,434
   3,200      Pharmion Corp.*                                           135,488
   1,800      Sepracor, Inc.*                                            80,118

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
  12,500      Third Wave Technologies*                              $   100,750
                                                                    ------------
                                                                        549,091
                                                                    ------------
              BUILDING & BUILDING MATERIALS--0.5%
   1,900      Eagle Materials, Inc.                                     148,903
   3,700      Perini Corp.*                                              55,315
                                                                    ------------
                                                                        204,218
                                                                    ------------
              CHEMICALS - DIVERSIFIED--0.5%
   6,500      Westlake Chemical Corp.                                   204,035
                                                                    ------------
              CHEMICALS - SPECIALTY--0.7%
   8,900      OM Group, Inc.*                                           273,586
                                                                    ------------
              COMMERCIAL SERVICES--0.4%
   1,400      McGrath Rentcorp                                           59,164
   4,100      Steiner Leisure, Ltd.*                                    110,372
                                                                    ------------
                                                                        169,536
                                                                    ------------
              COMMUNICATION EQUIPMENT--1.1%
   7,100      Digi International, Inc.*                                 109,269
  14,400      Novatel Wireless, Inc.*                                   303,264
                                                                    ------------
                                                                        412,533
                                                                    ------------
              COMPUTER NETWORKING PRODUCTS--0.2%
   1,800      Black Box Corp.                                            76,824
                                                                    ------------
              COMPUTER PERIPHERALS--1.2%
  11,500      America Movil S.A. de C.V. - ADR                          202,975
   9,300      TransAct Technologies, Inc.*                              207,855
     900      Zebra Technologies Corp., Class A*                         45,252
                                                                    ------------
                                                                        456,082
                                                                    ------------
              COMPUTER SERVICES--1.4%
     700      CACI International Inc., Class A                           43,491
   1,700      Gartner, Inc., Class A*                                    20,230
  17,600      Ingram Micro Inc., Class A*                               338,624
   2,300      SRA International, Inc., Class A*                         133,492
                                                                    ------------
                                                                        535,837
                                                                    ------------

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              COMPUTER SOFTWARE--4.1%
   6,400      ANSYS, Inc.*                                          $   196,416
   4,700      Autodesk, Inc.                                            307,427
   1,400      Citrix Systems, Inc.*                                      33,054
   4,800      MICROS Systems, Inc.*                                     352,176
     300      MicroStrategy, Inc., Class A*                              19,365
  56,700      Parametric Technology Corp.*                              331,695
  13,000      Ulticom, Inc.                                             233,350
   2,800      Verint Systems, Inc.*                                     115,192
                                                                    ------------
                                                                      1,588,675
                                                                    ------------
              CONSUMER PRODUCTS--1.3%
  11,500      American Greetings Corp., Class A*                        306,130
  10,600      Playtex Products, Inc.*                                    79,500
   1,600      Toro Co. (The)                                            116,000
                                                                    ------------
                                                                        501,630
                                                                    ------------
              DATA PROCESSING--1.8%
   7,900      Alliance Data Systems Corp.*                              338,910
     900      Dun & Bradstreet Corp. (The)*                              53,424
   9,600      Thermo Electron Corp.*                                    290,400
                                                                    ------------
                                                                        682,734
                                                                    ------------
              ELECTRICAL EQUIPMENT--0.8%
  10,400      WESCO International, Inc.*                                292,448
                                                                    ------------
              ELECTRONIC COMPONENTS & ACCESSORIES--3.9%
   6,401      Agilysys, Inc.                                            105,809
  10,100      Amphenol Corp., Class A*                                  354,611
     600      BEI Technologies, Inc.                                     17,610
   1,500      Belden CDT, Inc.                                           34,785
  14,200      Electro Scientific Industries, Inc.*                      275,764
  11,400      Jabil Circuit, Inc.*                                      285,684
  13,700      Macrovision Corp.*                                        363,735
   4,000      Universal Electronics, Inc.                                73,000
                                                                    ------------
                                                                      1,510,998
                                                                    ------------

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.6%
   7,300      MTS Systems Corp.                                     $   221,555
                                                                    ------------
              ENGINEERING--0.7%
   9,700      URS Corp.*                                                291,388
                                                                    ------------
              FINANCIAL SERVICES--0.2%
     200      Calamos Asset Management, Inc., Class A*                    4,744
   2,600      First Cash Financial Services, Inc.*                       67,704
                                                                    ------------
                                                                         72,448
                                                                    ------------
              FOOD & AGRICULTURE--1.3%
   5,000      Nash Finch Co.                                            185,550
   9,500      Pilgrim's Pride Corp.                                     318,250
                                                                    ------------
                                                                        503,800
                                                                    ------------
              FUNERAL SERVICES--0.5%
  24,600      Stewart Enterprises, Inc., Class A*                       182,532
                                                                    ------------
              HEALTH CARE--2.4%
   1,900      Coventry Health Care, Inc.*                                94,297
   7,500      Genesis HealthCare Corp.*                                 241,875
     300      Molina Healthcare, Inc.*                                   13,035
   5,100      Sierra Health Services, Inc.*                             283,713
   3,600      Sunrise Assisted Living, Inc.*                            154,620
   4,900      WellCare Health Plans, Inc.*                              160,573
                                                                    ------------
                                                                        948,113
                                                                    ------------
              HOTELS & MOTELS--0.1%
     700      Choice Hotels International, Inc.                          35,840
                                                                    ------------
              INSURANCE--0.7%
  15,100      Assured Guaranty, Ltd.                                    278,142
                                                                    ------------
              INSURANCE - HEALTH & LIFE--0.7%
   5,900      AmerUs Group Co.                                          257,063
                                                                    ------------
              INSURANCE - PROPERTY & CASUALTY--2.9%
   6,300      Arch Capital Group, Ltd.*                                 245,385
   3,800      Bristol West Holdings, Inc.                                76,646

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              INSURANCE - PROPERTY & CASUALTY--(CONTINUED)
   3,500      Everest Re Group, Ltd.                                $   294,945
   5,465      IPC Holdings, Ltd.                                        232,645
   8,600      Platinum Underwriters Holdings, Ltd.                      256,366
   1,600      PXRE Group, Ltd.                                           38,608
                                                                    ------------
                                                                      1,144,595
                                                                    ------------
              INTERNET CONTENT--2.0%
   4,387      eCOST.com, Inc.*                                           84,669
   7,100      InfoSpace, Inc.*                                          314,530
  16,500      LookSmart, Ltd.*                                           32,819
  27,000      ValueClick, Inc.*                                         348,300
                                                                    ------------
                                                                        780,318
                                                                    ------------
              INTERNET SOFTWARE--2.3%
   7,900      F5 Networks, Inc.*                                        340,095
  14,100      McAfee, Inc.*                                             407,490
   8,400      RightNow Technologies, Inc.*                              152,796
                                                                    ------------
                                                                        900,381
                                                                    ------------
              LEISURE & ENTERTAINMENT--1.6%
   5,500      Ameristar Casinos, Inc.                                   221,375
   2,500      Monarch Casino & Resort, Inc.*                             87,300
     700      Penn National Gaming, Inc.*                                36,939
   1,700      Scientific Games Corp., Class A*                           40,630
   6,100      Speedway Motorsports, Inc.                                224,114
                                                                    ------------
                                                                        610,358
                                                                    ------------
              MACHINERY--2.1%
   4,650      Middleby Corp. (The)*                                     267,003
   5,000      Stewart & Stevenson Services, Inc.                        100,000
     800      Tecumseh Products Co., Class A                             36,632
   7,300      Terex Corp.*                                              334,632
   3,500      Wabtec Corp.                                               71,995
                                                                    ------------
                                                                        810,262
                                                                    ------------

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              MANUFACTURING--2.1%
   6,900      Albany International Corp., Class A                   $   230,805
   1,500      CLARCOR, Inc.                                              78,780
   2,600      ESCO Technologies, Inc.*                                  190,320
   1,900      Harman International Industries, Inc.                     233,415
   1,200      Kennametal, Inc.                                           61,560
   1,500      Walter Industries, Inc.                                    37,770
                                                                    ------------
                                                                        832,650
                                                                    ------------
              MEDICAL & MEDICAL SERVICES--3.3%
   2,500      Covance, Inc.*                                             98,650
   6,700      Lincare Holdings, Inc.*                                   258,553
   5,400      NeighborCare, Inc.*                                       151,686
   5,600      Pediatrix Medical Group, Inc.*                            348,880
   8,600      Pharmaceutical Product Development, Inc.*                 362,146
     400      PRA International*                                          9,064
   2,000      Ventiv Health, Inc.*                                       38,720
                                                                    ------------
                                                                      1,267,699
                                                                    ------------
              MEDICAL INSTRUMENTS & SUPPLIES--4.9%
   4,500      Cantel Medical Corp.*                                     134,820
   6,700      Dade Behring Holdings, Inc.*                              359,723
   1,000      Edwards Lifesciences Corp.*                                37,610
   8,400      Haemonetics Corp.*                                        293,160
  11,400      Immucor, Inc.*                                            366,510
   9,250      Intuitive Surgical, Inc.*                                 332,352
   1,400      Owens & Minor, Inc.                                        38,850
   6,300      Respironics, Inc.*                                        348,894
   1,000      Vnus Medical Technologies*                                 15,000
                                                                    ------------
                                                                      1,926,919
                                                                    ------------
              METALS--0.1%
     600      Cleveland-Cliffs, Inc.                                     58,140
                                                                    ------------
              MORTGAGE--2.5%
   6,750      Doral Financial Corp.                                     313,200

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              MORTGAGE--(CONTINUED)
  14,800      Fremont General Corp.                                 $   352,240
   6,100      LandAmerica Financial Group, Inc.                         325,740
                                                                    ------------
                                                                        991,180
                                                                    ------------
              MULTIMEDIA/PUBLISHING--1.8%
   4,000      Pixar Cos.*                                               362,680
   4,600      R.H. Donnelley Corp.*                                     251,620
   4,100      Thomas Nelson, Inc.                                       101,270
                                                                    ------------
                                                                        715,570
                                                                    ------------
              OIL & GAS EQUIPMENT & SERVICES--0.9%
   2,700      Hydril*                                                   126,657
   1,000      Offshore Logistics, Inc.*                                  37,900
   9,900      Oil States International, Inc.*                           201,663
                                                                    ------------
                                                                        366,220
                                                                    ------------
              OIL & GAS FIELD EXPLORATION--2.3%
   5,800      Goodrich Petroleum Corp.*                                  93,670
   5,000      Houston Exploration Co. (The)*                            299,500
   2,800      KCS Energy, Inc.*                                          40,124
   2,400      Petroleum Development Corp.*                               98,688
   6,600      Stone Energy Corp.*                                       316,668
   7,800      VAALCO Energy, Inc.*                                       34,320
                                                                    ------------
                                                                        882,970
                                                                    ------------
              OIL & GAS FIELD SERVICES--0.2%
   3,100      Dawson Geophysical Co.*                                    72,385
                                                                    ------------
              OIL REFINING--1.6%
   11,600     Giant Industries, Inc.*                                   324,800
   9,200      Tesoro Petroleum Corp.*                                   304,704
                                                                    ------------
                                                                        629,504
                                                                    ------------
              PACKAGING--0.7%
   4,700      Silgan Holdings, Inc.*                                    255,210
                                                                    ------------
              PHARMACEUTICALS--2.4%
   1,900      Connetics Corp.*                                           39,729

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
  14,400      First Horizon Pharmaceutical Corp.*                   $   281,664
  14,400      LifeCell Corp.*                                           148,896
  10,200      Medicis Pharmaceutical Corp., Class A*                    375,258
   5,400      Noven Pharmaceuticals, Inc.*                               98,712
                                                                    ------------
                                                                        944,259
                                                                    ------------
              PRINTING--0.3%
   2,500      Consolidated Graphics, Inc.*                              118,250
                                                                    ------------
              REAL ESTATE--0.0%
     300      ZipRealty, Inc.*                                            5,067
                                                                    ------------
              REAL ESTATE INVESTMENT TRUSTS--3.2%
   5,400      CBL & Associates Properties, Inc.                         395,766
   6,200      Mills Corp. (The)                                         368,032
  15,800      OMEGA Healthcare Investors, Inc.                          197,658
  17,600      Trizec Properties, Inc.                                   289,872
                                                                    ------------
                                                                      1,251,328
                                                                    ------------
              RESIDENTIAL CONSTRUCTION--1.6%
   6,100      Brookfield Homes Corp.                                    189,100
   1,200      M.D.C. Holdings, Inc.                                      90,840
     400      NVR, Inc.*                                                276,360
     700      Standard Pacific Corp.                                     39,207
   1,500      WCI Communities, Inc.*                                     38,430
                                                                    ------------
                                                                        633,937
                                                                    ------------
              RESTAURANTS--1.6%
  10,200      Denny's Corp.*                                             44,880
  16,800      Domino's Pizza, Inc.                                      301,560
   7,400      Jack in the Box, Inc.*                                    279,572
                                                                    ------------
                                                                        626,012
                                                                    ------------
              RETAIL--0.4%
   6,000      New York & Co., Inc.*                                     139,500
                                                                    ------------

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              RETAIL - SPECIALTY--5.4%
  12,900      7-Eleven, Inc.*                                       $   304,440
  11,000      Abercrombie & Fitch Co., Class A                          501,050
   8,600      American Eagle Outfitters, Inc.                           359,222
   7,200      Cato Corp. (The), Class A                                 192,096
  10,198      Coldwater Creek, Inc.*                                    267,188
   1,400      Michaels Stores, Inc.                                      38,262
  15,700      Stein Mart, Inc.*                                         261,091
   1,700      Trans World Entertainment Corp.*                           19,176
   5,100      Wolverine World Wide, Inc.                                152,745
                                                                    ------------
                                                                      2,095,270
                                                                    ------------
              SAVINGS & LOAN ASSOCIATIONS--0.7%
   2,100      FirstFed Financial Corp.*                                 110,502
     300      ITLA Capital Corp.*                                        16,389
   4,900      Oriental Financial Group, Inc.                            148,568
                                                                    ------------
                                                                        275,459
                                                                    ------------
              SCHOOLS--1.7%
   8,200      Career Education Corp.*                                   318,980
  10,700      Education Management Corp.*                               354,598
                                                                    -----------
                                                                        673,578
                                                                    -----------
              SEMICONDUCTORS--4.0%
   8,200      ATMI, Inc.*                                               188,764
  22,500      Axcelis Technologies, Inc.*                               164,250
  10,300      Cree, Inc.*                                               368,534
  29,300      MEMC Electronic Materials, Inc.*                          311,459
  18,700      MIPS Technologies, Inc.*                                  163,625
  22,700      Silicon Image, Inc.*                                      381,360
                                                                    ------------
                                                                      1,577,992
                                                                    ------------
              SERVICES - MANAGEMENT CONSULTING--0.7%
   3,100      DiamondCluster International, Inc.*                        37,913
   1,700      Heidrick & Struggles International, Inc.*                  58,480

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
   8,300      PDI, Inc.*                                            $   193,141
                                                                    ------------
                                                                        289,534
                                                                    ------------
              STEEL--0.8%
   8,300      Schnitzer Steel Industries, Inc., Class A                 313,159
                                                                    ------------
              TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.7%
   9,900      Catapult Communications Corp.*                            268,686
  20,500      Crown Castle International Corp.*                         346,040
  10,683      Ditech Communications Corp.*                              168,364
   5,400      Dycom Industries, Inc.*                                   157,356
     500      Harris Corp.                                               33,095
   8,400      InterDigital Communications Corp.*                        170,940
     500      Iowa Telecommunications Services, Inc.*                    10,605
  30,300      SBA Communications Corp., Class A*                        290,880
                                                                    ------------
                                                                      1,445,966
                                                                    ------------
              TOBACCO--0.7%
   9,400      Loews Corp. - Carolina Group                              276,360
                                                                    ------------
              TOYS--0.7%
   13,750     JAKKS Pacific, Inc.*                                      256,025
                                                                    ------------
              TRANSPORTATION--4.3%
   6,700      CNF, Inc.                                                 313,225
   1,300      Dynamex, Inc.*                                             26,156
   3,500      General Maritime Corp.*                                   159,075
   4,300      Heartland Express, Inc.                                    94,428
   3,680      Hub Group, Inc., Class A*                                 160,080
  16,100      Laidlaw International, Inc.*                              304,290
   6,700      OMI Corp.                                                 143,179
   2,200      Overnite Corp.                                             77,748
   4,800      Overseas Shipholding Group, Inc.                          315,312
   1,400      Yellow Roadway Corp.*                                      73,990
                                                                    ------------
                                                                      1,667,483
                                                                    ------------

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              UTILITIES--0.1%
     600      AGL Resources, Inc.                                   $    19,914
                                                                    ------------
              Total Common Stocks
                  (Cost $32,540,097)                                 37,341,403
                                                                    ------------

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
 (000'S)                                                               VALUE
--------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS--4.6%
   1,025      Bear, Stearns & Co., Inc.
                  (Agreement dated 11/30/04 to
                  be repurchased at $1,025,490),
                  1.95%, 12/01/04                                     1,025,433
     745      Bear, Stearns & Co., Inc.
                  (Agreement dated 11/30/04 to
                  be repurchased at $745,147),
                  1.03%, 12/01/04**                                     745,126
                                                                    ------------
              Total Repurchase Agreements
                  (Cost $1,770,559)                                   1,770,559
                                                                    ------------
Total Investments -- 100.4%
    (Cost $34,310,656)***                                            39,111,962
                                                                    ------------
Liabilities in Excess of Other Assets --
    (0.4)%                                                             (151,173)
                                                                    ------------
Net Assets -- 100.0%                                                $38,960,789
                                                                    ============
----------------------------------
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $ 34,561,085
                                                          =============

      Gross unrealized appreciation                       $  4,932,609
      Gross unrealized depreciation                           (381,732)
                                                          -------------

      Net unrealized appreciation                         $  4,550,877
                                                          =============

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS--95.4%
              AEROSPACE & DEFENSE--1.3%
   8,100      DRS Technologies, Inc.                               $    346,032
  26,840      Innovative Solutions and Support, Inc.*                   821,572
  68,200      Titan International, Inc.                                 851,136
                                                                   -------------
                                                                      2,018,740
                                                                   -------------
              AIRLINES--1.3%
   95,800     ExpressJet Holdings, Inc.*                              1,117,028
   59,500     Pinnacle Airlines Corp.*                                  746,725
   13,046     Republic Airways Holdings, Inc.*                          150,029
                                                                   -------------
                                                                      2,013,782
                                                                   -------------
              APPAREL--1.9%
  10,800      Cherokee, Inc.                                            317,520
  42,600      Cutter & Buck, Inc.                                       633,888
  21,435      Deckers Outdoor Corp.*                                    932,851
  72,300      Hartmarx Corp.*                                           583,461
  37,800      Skechers U.S.A., Inc., Class A*                           438,858
                                                                   -------------
                                                                      2,906,578
                                                                   -------------
              AUTOMOBILE PARTS & EQUIPMENT--0.9%
  54,400      Aftermarket Technology Corp.*                             947,648
  15,600      Midas, Inc.*                                              301,236
  13,200      Spartan Motors, Inc.                                      156,829
                                                                   -------------
                                                                      1,405,713
                                                                   -------------
              BANKS--1.8%
  11,900      CVB Financial Corp.                                       323,442
  36,500      Glacier Bancorp, Inc.                                   1,263,265
  16,310      MBT Financial Corp.                                       388,994
  22,897      Sterling Financial Corp.*                                 914,735
                                                                   -------------
                                                                      2,890,436
                                                                   -------------
              BIOTECH--2.7%
  13,900      Alkermes, Inc.*                                           191,681
  53,300      Array BioPharma, Inc.*                                    445,588
  16,800      Cypress Bioscience, Inc.*                                 195,720

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
   5,900      ILEX Oncology, Inc.*                                 $    146,674
  81,800      Lexicon Genetics, Inc.*                                   575,054
   8,100      Myriad Genetics, Inc.*                                    155,844
  21,700      Neurogen Corp.*                                           189,875
  22,100      NitroMed, Inc.*                                           461,890
  19,800      Pharmion Corp.*                                           838,332
  12,200      Star Scientific, Inc.*                                     80,398
   8,100      Theravance, Inc.*                                         142,560
  39,000      Third Wave Technologies*                                  314,340
  19,507      ZymoGenetics, Inc.*                                       443,589
                                                                   -------------
                                                                      4,181,545
                                                                   -------------
              BROADCASTING--0.2%
  33,300      Nexstar Broadcasting Group, Inc., Class A*                278,055
                                                                   -------------
              BUILDING & BUILDING MATERIALS--1.1%
  13,600      Eagle Materials, Inc.                                   1,065,832
  38,000      Perini Corp.*                                             568,100
   1,700      Trex Co., Inc.*                                            79,815
                                                                   -------------
                                                                      1,713,747
                                                                   -------------
              CHEMICALS - DIVERSIFIED--0.8%
  39,800      Westlake Chemical Corp.                                 1,249,322
                                                                   -------------
              CHEMICALS - SPECIALTY--0.5%
   5,500      Georgia Gulf Corp.                                        316,690
  28,200      Mosaic Co. (The)*                                         490,116
                                                                   -------------
                                                                        806,806
                                                                   -------------
              COMMERCIAL SERVICES--0.9%
  11,000      McGrath Rentcorp                                          464,860
  34,200      PeopleSupport, Inc.*                                      302,670
  25,300      Steiner Leisure, Ltd.*                                    681,076
                                                                   -------------
                                                                      1,448,606
                                                                   -------------
              COMMUNICATION EQUIPMENT--1.4%
  66,624      Digi International, Inc.*                               1,025,343

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              COMMUNICATION EQUIPMENT--(CONTINUED)
  57,200      Novatel Wireless, Inc.*                              $  1,204,632
                                                                   -------------
                                                                      2,229,975
                                                                   -------------
              COMPUTER PERIPHERALS--1.3%
  58,100      America Movil S.A. de C.V. - ADR                        1,025,465
  42,700      TransAct Technologies, Inc.*                              954,345
                                                                   -------------
                                                                      1,979,810
                                                                   -------------
              COMPUTER SERVICES--1.5%
   8,700      CACI International Inc., Class A                          540,531
  21,100      SRA International, Inc., Class A*                       1,224,644
  47,257      Tier Technologies, Inc., Class B*                         417,279
  12,900      Wind River Systems, Inc.*                                 156,090
                                                                   -------------
                                                                      2,338,544
                                                                   -------------
              COMPUTER SOFTWARE--4.9%
  38,500      Ansoft Corp.*                                             693,770
  37,536      ANSYS, Inc.*                                            1,151,980
  19,100      MICROS Systems, Inc.*                                   1,401,367
   9,700      MicroStrategy, Inc., Class A*                             626,135
 226,700      Parametric Technology Corp.*                            1,326,195
  73,900      Ulticom, Inc.                                           1,326,505
  25,903      Verint Systems, Inc.*                                   1,065,649
                                                                   -------------
                                                                      7,591,601
                                                                   -------------
              CONSUMER PRODUCTS--1.4%
 123,300      Playtex Products, Inc.*                                   924,750
   6,600      Toro Co. (The)                                            478,500
  28,200      Wolverine World Wide, Inc.                                844,590
                                                                   -------------
                                                                      2,247,840
                                                                   -------------
              CORRECTIONAL REHABILITAION--0.2%
  16,800      Geo Group, Inc. (The)*                                    387,240
                                                                   -------------
              DATA PROCESSING--0.1%
  11,500      CAM Commerce Solutions, Inc.*                             185,369
                                                                   -------------
              ELECTRICAL EQUIPMENT--0.8%
  45,500      WESCO International, Inc.*                              1,279,460
                                                                   -------------

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS & ACCESSORIES--5.0%
  52,400      Agilysys, Inc.                                       $    866,172
  10,321      BEI Technologies, Inc.                                    302,921
   3,700      Bel Fuse, Inc., Class B                                   126,651
   6,400      Belden CDT, Inc.                                          148,416
  40,100      Electro Scientific Industries, Inc.*                      778,742
  53,500      Macrovision Corp.*                                      1,420,425
 127,800      MIPS Technologies, Inc.*                                1,118,250
  23,400      Multi-Fineline Electronix, Inc.*                          427,518
  26,500      Rofin-Sinar Technologies, Inc.*                         1,033,500
  55,936      Universal Electronics, Inc.                             1,020,832
  39,500      Virage Logic Corp.*                                       593,685
                                                                   -------------
                                                                      7,837,112
                                                                   -------------
              ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.7%
  36,334      MTS Systems Corp.                                       1,102,737
                                                                   -------------
              FINANCIAL SERVICES--1.4%
     600      Calamos Asset Management, Inc., Class A*                   14,232
  13,700      First Cash Financial Services, Inc.*                      356,748
  48,400      Interactive Data Corp.*                                   993,168
  37,200      Nelnet, Inc., Class A*                                    902,100
                                                                   -------------
                                                                      2,266,248
                                                                   -------------
              FOOD & AGRICULTURE--0.8%
  32,200      Nash Finch Co.                                          1,194,942
                                                                   -------------
              FUNERAL SERVICES--0.7%
 141,300      Stewart Enterprises, Inc., Class A*                     1,048,446
                                                                   -------------
              HAZARDOUS WASTE MANAGEMENT--0.2%
  13,300      American Ecology Corp.                                    160,664
  52,300      Darling International, Inc.*                              215,476
                                                                   -------------
                                                                        376,140
                                                                   -------------
              HEALTH CARE--3.0%
   9,100      America Service Group, Inc.*                              227,955
   5,800      Centene Corp.*                                            310,300

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              HEALTH CARE--(CONTINUED)
  35,500      Genesis HealthCare Corp.*                            $  1,144,875
   5,900      Molina Healthcare, Inc.*                                  256,355
  17,800      Sierra Health Services, Inc.*                             990,214
  10,900      Sunrise Assisted Living, Inc.*                            468,155
  37,300      WellCare Health Plans, Inc.*                            1,222,321
                                                                   -------------
                                                                      4,620,175
                                                                   -------------
              INSURANCE--0.7%
  78,600      Universal American Financial Corp.*                     1,049,310
                                                                   -------------
              INSURANCE - PROPERTY & CASUALTY--1.7%
  22,900      Affirmative Insurance Holdings, Inc.                      382,888
  26,900      Arch Capital Group, Ltd.*                               1,047,755
  27,300      Bristol West Holdings, Inc.                               550,641
  53,250      Capital Title Group, Inc.                                 266,250
  16,800      PXRE Group, Ltd.                                          405,384
                                                                   -------------
                                                                      2,652,918
                                                                   -------------
              INTERNET CONTENT--3.5%
  20,600      eCOST.com, Inc.*                                          397,580
  34,706      InfoSpace, Inc.*                                        1,537,476
 189,700      LookSmart, Ltd.*                                          377,314
  66,000      Register.com, Inc.*                                       384,120
  54,400      RightNow Technologies, Inc.*                              989,536
  44,315      TriZetto Group, Inc. (The)*                               313,750
 111,657      ValueClick, Inc.*                                       1,440,375
                                                                   -------------
                                                                      5,440,151
                                                                   -------------
              INTERNET SOFTWARE--1.4%
  34,300      F5 Networks, Inc.*                                      1,476,615
  96,315      PC-Tel, Inc.*                                             777,262
                                                                   -------------
                                                                      2,253,877
                                                                   -------------
              LEISURE & ENTERTAINMENT--3.1%
  27,300      Ameristar Casinos, Inc.                                 1,098,825
  39,300      Century Casinos, Inc.*                                    312,828

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
  25,800      Monarch Casino & Resort, Inc.*                       $    900,936
  17,400      Riviera Holdings Corp.*                                   469,800
  23,100      Scientific Games Corp., Class A*                          552,090
  28,400      Speedway Motorsports, Inc.                              1,043,416
 128,709      Youbet.com, Inc.*                                         548,300
                                                                   -------------
                                                                      4,926,195
                                                                   -------------
              MACHINERY--3.0%
  20,155      Middleby Corp. (The)*                                   1,157,300
  44,800      Stewart & Stevenson Services, Inc.                        896,000
  30,400      Terex Corp.*                                            1,393,536
  57,500      Wabtec Corp.                                            1,182,775
                                                                   -------------
                                                                      4,629,611
                                                                   -------------
              MANUFACTURING--2.1%
  32,400      Albany International Corp., Class A                     1,083,780
  21,100      CLARCOR, Inc.                                           1,108,172
  10,700      ESCO Technologies, Inc.*                                  783,240
  11,600      Gaming Partners International Corp.*                      266,220
   7,700      LSI Industries, Inc.                                       76,538
                                                                   -------------
                                                                      3,317,950
                                                                   -------------
              MEDICAL & MEDICAL SERVICES--2.8%
  38,100      Alliance Imaging, Inc.*                                   358,140
  37,200      American Retirement Corp.*                                295,740
  15,500      Gentiva Health Services, Inc.*                            258,075
  34,700      NeighborCare, Inc.*                                       974,723
  23,800      Pediatrix Medical Group, Inc.*                          1,482,740
   2,000      PRA International*                                         45,320
   7,700      Quality Systems, Inc.*                                    472,857
  36,500      Res-Care, Inc.*                                           547,500
                                                                   -------------
                                                                      4,435,095
                                                                   -------------
              MEDICAL INSTRUMENTS & SUPPLIES--4.9%
  35,000      Cantel Medical Corp.*                                   1,048,600

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
  33,000      CNS, Inc.*                                           $    398,310
  35,800      Haemonetics Corp.*                                      1,249,420
  45,777      Immucor, Inc.*                                          1,471,731
  41,500      Intuitive Surgical, Inc.*                               1,491,095
  30,535      Lifecore Biomedical, Inc.*                                311,762
  12,800      Lifeline Systems, Inc.*                                   346,240
  38,300      Natus Medical, Inc.*                                      275,760
  36,400      Owens & Minor, Inc.                                     1,010,100
   3,900      Vnus Medical Technologies*                                 58,500
                                                                   -------------
                                                                      7,661,518
                                                                   -------------
              METALS--0.8%
  13,900      A.M. Castle & Co.*                                        176,808
  11,300      Cleveland-Cliffs, Inc.                                  1,094,970
                                                                   -------------
                                                                      1,271,778
                                                                   -------------
              MORTGAGE--1.1%
   9,925      Doral Financial Corp.                                     460,520
  54,100      Fremont General Corp.                                   1,287,580
                                                                   -------------
                                                                      1,748,100
                                                                   -------------
              MULTIMEDIA/PUBLISHING--0.2%
  12,800      Thomas Nelson, Inc.                                       316,160
                                                                   -------------
              OIL & GAS EQUIPMENT & SERVICES--2.9%
  16,600      Atlas America, Inc.*                                      526,884
  25,200      Hornbeck Offshore Services, Inc.*                         509,040
  23,600      Hydril*                                                 1,107,076
  27,771      Lufkin Industries, Inc.                                 1,118,061
  45,300      Mitcham Industries, Inc.*                                 339,750
   8,400      Offshore Logistics, Inc.*                                 318,360
  30,400      Oil States International, Inc.*                           619,248
                                                                   -------------
                                                                      4,538,419
                                                                   -------------
              OIL & GAS FIELD EXPLORATION--1.7%
  20,500      KCS Energy, Inc.*                                         293,765
  21,400      Petroleum Development Corp.*                              879,968
  27,100      Stone Energy Corp.*                                     1,300,258

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
   9,700      Toreador Resources Corp.*                            $    149,671
                                                                   -------------
                                                                      2,623,662
                                                                   -------------
              OIL & GAS FIELD SERVICES--0.6%
  37,200      Dawson Geophysical Co.*                                   868,620
                                                                   -------------
              OIL REFINING--0.8%
  42,900      Giant Industries, Inc.*                                 1,201,200
                                                                   -------------
              PACKAGING--0.9%
  24,700      Silgan Holdings, Inc.*                                  1,341,210
                                                                   -------------
              PHARMACEUTICALS--2.8%
  42,089      Anika Therapeutics, Inc.*                                 397,741
  15,400      Connetics Corp.*                                          322,014
  41,100      Enzon Pharmaceuticals, Inc.*                              556,494
  60,600      First Horizon Pharmaceutical Corp.*                     1,185,336
 112,100      LifeCell Corp.*                                         1,159,114
  38,600      Noven Pharmaceuticals, Inc.*                              705,608
  36,800      Savient Pharmaceuticals, Inc.*                             80,960
                                                                   -------------
                                                                      4,407,267
                                                                   -------------
              PRINTING--0.5%
  11,900      Consolidated Graphics, Inc.*                              562,870
  12,700      Ennis, Inc.                                               252,095
                                                                   -------------
                                                                        814,965
                                                                   -------------
              REAL ESTATE--0.0%
   1,000      ZipRealty, Inc.*                                           16,890
                                                                   -------------
              REAL ESTATE INVESTMENT TRUSTS--1.1%
  23,200      Tanger Factory Outlet Centers, Inc.                     1,162,552
  21,600      Taubman Centers, Inc.                                     635,040
                                                                   -------------
                                                                      1,797,592
                                                                   -------------
              RESIDENTIAL CONSTRUCTION--0.5%
  24,800      Brookfield Homes Corp.                                    768,800
                                                                   -------------
              RESTAURANTS--1.5%
  74,400      Denny's Corp.*                                            327,360

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              RESTAURANTS--(CONTINUED)
  66,600      Domino's Pizza, Inc.                                 $  1,195,470
  36,600      Famous Dave's of America, Inc.*                           406,992
  26,000      Rubio's Restaurants, Inc*                                 345,280
                                                                   -------------
                                                                      2,275,102
                                                                   -------------
              RETAIL--0.1%
  30,400      Wilsons The Leather Experts, Inc.*                        152,000
                                                                   -------------
              RETAIL - SPECIALTY--3.1%
  47,300      7-Eleven, Inc.*                                         1,116,280
  39,143      Coldwater Creek, Inc.*                                  1,025,547
  23,900      Gottschalks, Inc.*                                        215,100
   8,500      Movado Group, Inc.                                        156,400
  31,400      Party City Corp.*                                         401,606
  31,100      REX Stores Corp.*                                         547,360
  15,400      Sportsman's Guide, Inc. (The)*                            373,912
  58,570      Stein Mart, Inc.*                                         974,019
                                                                   -------------
                                                                      4,810,224
                                                                   -------------
              SAVINGS & LOAN ASSOCIATIONS--1.9%
   7,083      Great Southern Bancorp, Inc.                              290,403
   9,900      ITLA Capital Corp.*                                       540,837
  37,700      Oriental Financial Group, Inc.                          1,143,064
  20,900      PFF Bancorp, Inc.                                         944,680
                                                                   -------------
                                                                      2,918,984
                                                                   -------------
              SCHOOLS--0.5%
  12,469      Bright Horizons Family Solutions, Inc.*                   782,430
                                                                   -------------
              SEMICONDUCTORS--3.6%
  53,400      ATMI, Inc.*                                             1,229,268
 134,897      Axcelis Technologies, Inc.*                               984,748
  51,400      PowerDsine, Ltd.*                                         695,956
  93,000      Silicon Image, Inc.*                                    1,562,400
  19,800      Siliconix, Inc.*                                          732,402

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
  17,000      Volterra Semiconductor Corp.*                        $    358,870
                                                                   -------------
                                                                      5,563,644
                                                                   -------------
              SERVICES - ADVERTISING--0.1%
   8,300      Ventiv Health, Inc.*                                      160,688
                                                                   -------------
              SERVICES - EMPLOYMENT AGENCIES--0.2%
   9,200      Heidrick & Struggles International, Inc.*                 316,480
                                                                   -------------
              SERVICES - MANAGEMENT CONSULTING--1.6%
  22,613      American Dental Partners, Inc.*                           414,044
  39,323      DiamondCluster International, Inc.*                       480,920
  40,100      Gartner, Inc., Class A*                                   477,190
  46,400      PDI, Inc.*                                              1,079,728
                                                                   -------------
                                                                      2,451,882
                                                                   -------------
              STEEL--1.1%
  33,000      Schnitzer Steel Industries, Inc., Class A               1,245,090
  42,100      Shiloh Industries, Inc.*                                  546,458
                                                                   -------------
                                                                      1,791,548
                                                                   -------------
              TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.8%
  41,500      Catapult Communications Corp.*                          1,126,310
  54,900      Crown Castle International Corp.*                         926,712
  35,798      Ditech Communications Corp.*                              564,176
  29,900      Dycom Industries, Inc.*                                   871,286
  60,100      InterDigital Communications Corp.*                      1,223,035
   1,800      Iowa Telecommunications Services, Inc.*                    38,178
 125,956      SBA Communications Corp., Class A*                      1,209,178
                                                                   -------------
                                                                      5,958,875
                                                                   -------------
              TOBACCO--0.4%
 108,300      DIMON, Inc.                                               705,033
                                                                   -------------
              TOYS--0.7%
  55,296      JAKKS Pacific, Inc.*                                    1,029,612
                                                                   -------------

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              TRANSPORTATION--2.9%
  36,900      Celadon Group, Inc.*                                 $    789,660
  13,400      Dynamex, Inc.*                                            269,608
  46,100      Heartland Express, Inc.                                 1,012,356
  27,600      Hub Group, Inc., Class A*                               1,200,600
  11,500      OMI Corp.                                                 245,755
  27,200      Overnite Corp.                                            961,248
                                                                   -------------
                                                                      4,479,227
                                                                   -------------
              Total Common Stocks
                  (Cost $130,367,446)                               149,075,986
                                                                   -------------

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
 (000'S)                                                               VALUE
--------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS--5.7%
   2,077      Bear, Stearns & Co., Inc.
                  (Agreement dated 11/30/04 to
                  be repurchased at $2,076,787),
                  1.03%, 12/01/04                                     2,076,728
   6,727      Bear, Stearns & Co., Inc.
                  (Agreement dated 11/30/04 to
                  be repurchased at $6,726,959),
                  1.95%, 12/01/04                                     6,726,595
                                                                   -------------
              Total Repurchase Agreements
                  (Cost $8,803,323)                                   8,803,323
                                                                   -------------
Total Investments -- 101.1%
    (Cost $139,170,769)***                                          157,879,309
                                                                   -------------
Liabilities in Excess of Other Assets --
    (1.1)%                                                           (1,661,450)
                                                                   -------------
Net Assets -- 100.0%                                               $156,217,859
                                                                   =============
----------------------------------
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $140,053,932
                                                          =============

      Gross unrealized appreciation                       $ 20,238,554
      Gross unrealized depreciation                         (2,413,177)
                                                          -------------

      Net unrealized appreciation                         $ 17,825,377
                                                          =============

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS--95.9%
              AEROSPACE & DEFENSE--1.6%
  31,900      Innovative Solutions and Support, Inc.*              $    976,459
 121,900      Titan International, Inc.                               1,521,312
  32,500      United Defense Industries, Inc.*                        1,472,250
                                                                   -------------
                                                                      3,970,021
                                                                   -------------
              AIRLINES--0.8%
 126,600      ExpressJet Holdings, Inc.*                              1,476,156
  24,100      Northwest Airlines Corp.*                                 246,784
  14,329      Republic Airways Holdings, Inc.*                          164,784
                                                                   -------------
                                                                      1,887,724
                                                                   -------------
              APPAREL--0.3%
  15,100      Hartmarx Corp.*                                           121,857
  63,700      Skechers U.S.A., Inc., Class A*                           739,557
                                                                   -------------
                                                                        861,414
                                                                   -------------
              AUTOMOBILE PARTS & EQUIPMENT--3.8%
  72,400      Aftermarket Technology Corp.*                           1,261,208
  60,900      American Axle & Manufacturing Holdings, Inc.            1,775,844
 175,100      Dana Corp.                                              2,862,885
  80,200      Midas, Inc.*                                            1,548,662
  53,800      Sonic Automotive, Inc.                                  1,335,854
  33,000      TRW Automotive Holdings Corp.*                            698,940
                                                                   -------------
                                                                      9,483,393
                                                                   -------------
              BANKS--4.6%
  20,900      Capitol Bancorp, Ltd.                                     725,230
  51,200      Community Bank System, Inc.                             1,418,240
   5,400      First Financial Bankshares, Inc.                          234,900
  40,000      Glacier Bancorp, Inc.                                   1,384,400
  51,500      Independent Bank Corp.-MA                               1,779,840
  27,000      Independent Bank Corp.-MI                                 812,700
  93,104      Pacific Capital Bancorp                                 3,073,363
   3,700      Sterling Financial Corp.*                                 147,815

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
  39,400      Vineyard National Bancorp Co.                        $  1,309,656
  16,935      West Coast Bancorp                                        445,560
                                                                   -------------
                                                                     11,331,704
                                                                   -------------
              BUILDING & BUILDING MATERIALS--0.8%
  93,500      Perini Corp.*                                           1,397,825
  13,000      Trex Co., Inc.*                                           610,350
                                                                   -------------
                                                                      2,008,175
                                                                   -------------
              BUSINESS SERVICES--0.1%
  13,800      Acxiom Corp.                                              349,002
                                                                   -------------
              CHEMICALS - DIVERSIFIED--1.2%
  97,400      Westlake Chemical Corp.                                 3,057,386
                                                                   -------------
              CHEMICALS - SPECIALTY--2.7%
  69,000      Lubrizol Corp. (The)                                    2,383,950
  30,800      OM Group, Inc.*                                           946,792
 163,100      RPM International, Inc.                                 3,015,719
  19,000      UAP Holding Corp.*                                        310,650
                                                                   -------------
                                                                      6,657,111
                                                                   -------------
              COMMERCIAL SERVICES--1.5%
  50,220      McGrath Rentcorp                                        2,122,297
  93,800      Sotheby's Holdings, Inc., Class A*                      1,470,784
                                                                   -------------
                                                                      3,593,081
                                                                   -------------
              COMMUNICATION EQUIPMENT--0.3%
  44,500      Digi International, Inc.*                                 684,855
                                                                   -------------
              COMPUTER PERIPHERALS--0.6%
  21,400      MICROS Systems, Inc.*                                   1,570,118
                                                                   -------------
              COMPUTER SERVICES--0.2%
  13,300      Ingram Micro Inc., Class A*                               255,892
  30,600      Tier Technologies, Inc., Class B*                         270,198
                                                                   -------------
                                                                        526,090
                                                                   -------------
              COMPUTER SOFTWARE--0.7%
  78,600      THQ, Inc.*                                              1,686,756
                                                                   -------------

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              CONSUMER PRODUCTS--1.6%
  89,500      American Greetings Corp., Class A*                   $  2,382,490
  17,500      CSS Industries, Inc.                                      562,275
  63,500      Department 56, Inc.*                                    1,075,055
                                                                   -------------
                                                                      4,019,820
                                                                   -------------
              DATA PROCESSING--0.6%
  57,084      NCO Group, Inc.*                                        1,433,379
                                                                   -------------
              ELECTRICAL EQUIPMENT--0.7%
  61,000      WESCO International, Inc.*                              1,715,320
                                                                   -------------
              ELECTRONIC COMPONENTS & ACCESSORIES--2.0%
  38,400      Bel Fuse, Inc., Class B                                 1,314,432
  51,200      Macrovision Corp.*                                      1,359,360
  58,100      Multi-Fineline Electronix, Inc.*                        1,061,487
  31,671      Rofin-Sinar Technologies, Inc.*                         1,235,169
                                                                   -------------
                                                                      4,970,448
                                                                   -------------
              ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.7%
  53,100      MTS Systems Corp.                                       1,611,585
                                                                   -------------
              ELECTRONICS--0.1%
  13,800      Technitrol, Inc.*                                         238,050
                                                                   -------------
              ENGINEERING--0.3%
  28,600      URS Corp.*                                                859,144
                                                                   -------------
              FINANCIAL SERVICES--0.2%
  11,300      Archipelago Holdings, Inc.*                               251,425
     900      Calamos Asset Management, Inc., Class A*                   21,348
   8,800      Cash America International, Inc.                          225,720
                                                                   -------------
                                                                        498,493
                                                                   -------------
              FOOD & AGRICULTURE--1.0%
  64,605      Nash Finch Co.                                          2,397,492
                                                                   -------------
              HEALTH CARE--0.7%
  40,575      Genesis HealthCare Corp.*                               1,308,544
   8,200      Sierra Health Services, Inc.*                             456,166
                                                                   -------------
                                                                      1,764,710
                                                                   -------------

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              HOTELS & MOTELS--0.2%
   8,300      Choice Hotels International, Inc.                    $    424,960
                                                                   -------------
              INSURANCE--1.2%
 165,800      Assured Guaranty, Ltd.                                  3,054,036
                                                                   -------------
              INSURANCE - HEALTH & LIFE--0.8%
  34,200      AmerUs Group Co.                                        1,490,094
  48,700      Phoenix Cos., Inc. (The)                                  594,140
                                                                   -------------
                                                                      2,084,234
                                                                   -------------
              INSURANCE - PROPERTY & CASUALTY--5.5%
  44,800      American Physicians Capital, Inc.*                      1,492,288
 156,100      Bristol West Holdings, Inc.                             3,148,537
  68,823      IPC Holdings, Ltd.                                      2,929,795
  99,700      Platinum Underwriters Holdings, Ltd.                    2,972,057
  83,100      PXRE Group, Ltd.                                        2,005,203
  36,400      Safety Insurance Group, Inc.                            1,001,000
                                                                   -------------
                                                                     13,548,880
                                                                   -------------
              INTERNET CONTENT--0.1%
  28,300      EarthLink, Inc.*                                          306,772
                                                                   -------------
              INTERNET SOFTWARE--0.6%
  30,200      Websense, Inc.*                                         1,451,412
                                                                   -------------
              LEISURE & ENTERTAINMENT--2.5%
  32,100      Ameristar Casinos, Inc.                                 1,292,025
  76,600      Marvel Enterprises, Inc.*                               1,411,738
  39,000      Monarch Casino & Resort, Inc.*                          1,361,880
  16,200      Scientific Games Corp., Class A*                          387,180
  45,100      Speedway Motorsports, Inc.                              1,656,974
                                                                   -------------
                                                                      6,109,797
                                                                   -------------
              MACHINERY--0.4%
  46,200      Stewart & Stevenson Services, Inc.                        924,000
                                                                   -------------
              MANUFACTURING--2.4%
  43,600      Albany International Corp., Class A                     1,458,420

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              MANUFACTURING--(CONTINUED)
  11,000      ESCO Technologies, Inc.*                             $    805,200
  25,200      Harsco Corp.                                            1,339,380
  95,100      Walter Industries, Inc.                                 2,394,618
                                                                   -------------
                                                                      5,997,618
                                                                   -------------
              MEDICAL & MEDICAL SERVICES--0.4%
   2,800      PRA International*                                         63,448
  63,300      Res-Care, Inc.*                                           949,500
                                                                   -------------
                                                                      1,012,948
                                                                   -------------
              MEDICAL INSTRUMENTS & SUPPLIES--2.6%
  46,500      Cantel Medical Corp.*                                   1,393,140
  24,300      Dade Behring Holdings, Inc.*                            1,304,667
  39,500      Haemonetics Corp.*                                      1,378,550
  50,600      Owens & Minor, Inc.                                     1,404,150
  16,100      Respironics, Inc.*                                        891,618
                                                                   -------------
                                                                      6,372,125
                                                                   -------------
              METALS--2.2%
  21,000      Cleveland-Cliffs, Inc.                                  2,034,900
  77,600      Commercial Metals Co.                                   3,518,384
                                                                   -------------
                                                                      5,553,284
                                                                   -------------
              MISCELLANEOUS--0.3%
  74,300      LSI Industries, Inc.                                      738,542
                                                                   -------------
              MORTGAGE--2.6%
 122,400      Flagstar Bancorp, Inc.                                  2,667,096
   5,100      IndyMac Bancorp, Inc.                                     165,699
  66,700      LandAmerica Financial Group, Inc.                       3,561,780
                                                                   -------------
                                                                      6,394,575
                                                                   -------------
              MULTIMEDIA/PUBLISHING--0.2%
  16,600      Journal Register Co.*                                     313,906
  10,800      Thomas Nelson, Inc.                                       266,760
                                                                   -------------
                                                                        580,666
                                                                   -------------
              OFFICE FURNISHINGS--0.6%
 146,100      Interface, Inc. Class A*                                1,446,390
                                                                   -------------

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES--0.8%
  51,100      Dril-Quip, Inc.*                                     $  1,219,757
   2,800      Hydril*                                                   131,348
  77,800      Mitcham Industries, Inc.*                                 583,500
                                                                   -------------
                                                                      1,934,605
                                                                   -------------
              OIL & GAS FIELD EXPLORATION--2.2%
   3,400      Berry Petroleum Co., Class A                              157,420
  17,400      Comstock Resources, Inc.*                                 377,754
   9,200      Goodrich Petroleum Corp.*                                 148,580
  37,500      Petroleum Development Corp.*                            1,542,000
  10,700      Remington Oil & Gas Corp.*                                309,765
 116,700      Vintage Petroleum, Inc.                                 2,829,975
                                                                   -------------
                                                                      5,365,494
                                                                   -------------
              OIL REFINING--1.5%
  44,300      Giant Industries, Inc.*                                 1,240,400
  71,800      Tesoro Petroleum Corp.*                                 2,378,016
                                                                   -------------
                                                                      3,618,416
                                                                   -------------
              PACKAGING--1.3%
  59,113      Silgan Holdings, Inc.*                                  3,209,836
                                                                   -------------
              PAPER & ALLIED PRODUCTS--1.8%
 136,100      Buckeye Technologies, Inc.*                             1,686,279
 197,200      Glatfelter                                              2,835,736
                                                                   -------------
                                                                      4,522,015
                                                                   -------------
              PHARMACEUTICALS--0.1%
   6,900      Medicis Pharmaceutical Corp., Class A*                    253,851
                                                                   -------------
              PRINTING--1.6%
  34,100      Consolidated Graphics, Inc.*                            1,612,930
 116,300      Ennis, Inc.                                             2,308,555
                                                                   -------------
                                                                      3,921,485
                                                                   -------------
              REAL ESTATE INVESTMENT TRUSTS--11.3%
 182,700      Associated Estates Realty Corp.                         1,794,114
  42,400      CBL & Associates Properties, Inc.                       3,107,496
  49,900      Colonial Properties Trust                               1,976,040

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
 117,400      Highwoods Properties, Inc.                           $  3,037,138
 130,600      HRPT Properties Trust                                   1,578,954
  50,400      Inland Real Estate Corp.                                  781,200
  15,700      Innkeepers USA Trust                                      211,636
 141,500      LTC Properties, Inc.                                    2,667,275
 265,500      OMEGA Healthcare Investors, Inc.                        3,321,405
  22,000      PS Business Parks, Inc.                                   986,700
  51,200      SL Green Realty Corp.                                   2,950,656
  63,300      Tanger Factory Outlet Centers, Inc.                     3,171,963
 138,700      Trizec Properties, Inc.                                 2,284,389
                                                                   -------------
                                                                     27,868,966
                                                                   -------------
              REAL ESTATE MANAGEMENT--0.3%
  21,000      W. P. Carey & Co. LLC                                     698,250
                                                                   -------------
              RESIDENTIAL CONSTRUCTION--0.8%
  63,700      Brookfield Homes Corp.                                  1,974,700
                                                                   -------------
              RETAIL--0.4%
  32,800      Buckle, Inc. (The)                                      1,010,240
     200      New York & Co., Inc.*                                       4,650
                                                                   -------------
                                                                      1,014,890
                                                                   -------------
              RETAIL - SPECIALTY--3.8%
  63,400      7-Eleven, Inc.*                                         1,496,240
  45,100      Barnes & Noble, Inc.*                                   1,221,308
  87,600      Books-A-Million, Inc.                                     807,672
  69,700      Brown Shoe Co., Inc.                                    1,987,844
   5,500      Cato Corp. (The), Class A                                 146,740
  24,025      J. Jill Group, Inc.*                                      414,912
  27,600      REX Stores Corp.*                                         485,760
 109,500      Ruddick Corp.                                           2,388,195
  38,100      Trans World Entertainment Corp.*                          429,768
                                                                   -------------
                                                                      9,378,439
                                                                   -------------

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              SAVINGS & LOAN ASSOCIATIONS--5.8%
   4,100      Dime Bancorp, Inc., Litigation Tracking Warrants*    $        656
  11,000      Downey Financial Corp.                                    635,140
  37,400      East West Bancorp, Inc.                                 1,550,978
  10,500      FirstFed Financial Corp.*                                 552,510
  16,193      Flushing Financial Corp.                                  344,101
  44,400      Hudson United Bancorp                                   1,804,860
  18,066      ITLA Capital Corp.*                                       986,946
  77,099      MAF Bancorp, Inc.                                       3,538,844
  37,000      PFF Bancorp, Inc.                                       1,672,400
  20,580      Republic Bancorp, Inc.                                    319,813
  70,500      Westcorp                                                2,980,740
                                                                   -------------
                                                                     14,386,988
                                                                   -------------
              SEMICONDUCTORS--0.8%
  87,700      Axcelis Technologies, Inc.*                               640,210
  36,700      MEMC Electronic Materials, Inc.*                          390,121
  25,200      Photronics, Inc.*                                         474,768
  10,600      Siliconix, Inc.*                                          392,094
                                                                   -------------
                                                                      1,897,193
                                                                   -------------
              STEEL--0.2%
   7,300      Schnitzer Steel Industries, Inc., Class A                 275,429
  25,700      Shiloh Industries, Inc.*                                  333,586
                                                                   -------------
                                                                        609,015
                                                                   -------------
              TELECOMMUNICATIONS--0.3%
  66,500      Ptek Holdings, Inc.*                                      700,245
                                                                   -------------
              TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.0%
  97,400      Aspect Communications Corp.*                            1,056,790
  53,600      Catapult Communications Corp.*                          1,454,704
  40,554      CT Communications, Inc.                                   536,529
  33,500      Dycom Industries, Inc.*                                   976,190
  47,900      InterDigital Communications Corp.*                        974,765

                     [GRAPHIC OMITTED] N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              TELECOMMUNICATIONS EQUIPMENT & SERVICES--(CONTINUED)
   2,800      Iowa Telecommunications Services,
                  Inc.*                                            $     59,388
                                                                   -------------
                                                                      5,058,366
                                                                   -------------
              TOBACCO--0.1%
   8,200      Loews Corp. - Carolina Group                              241,080
                                                                   -------------
              TOYS--0.4%
  59,000      JAKKS Pacific, Inc.*                                    1,098,580
                                                                   -------------
              TRANSPORTATION--4.5%
  13,390      Celadon Group, Inc.*                                      286,546
   8,100      CNF, Inc.                                                 378,675
  71,000      Dynamex, Inc.*                                          1,428,520
  27,400      General Maritime Corp.*                                 1,245,330
  38,400      Hub Group, Inc., Class A*                               1,670,400
 118,400      Laidlaw International, Inc.*                            2,237,760
  61,000      Overseas Shipholding Group, Inc.                        4,007,090
                                                                   -------------
                                                                     11,254,321
                                                                   -------------
              UTILITIES--6.2%
  17,800      AGL Resources, Inc.                                       590,782
 163,300      Avista Corp.                                            2,906,740
 188,800      CMS Energy Corp.*                                       1,925,760
  42,400      Energen Corp.                                           2,453,264
 120,800      Northeast Utilities                                     2,202,184
  11,400      ONEOK, Inc.                                               318,288
  58,300      UGI Corp.                                               2,365,814
 116,000      Westar Energy, Inc.                                     2,569,400
                                                                   -------------
                                                                     15,332,232
                                                                   -------------
              Total Common Stocks
                  (Cost $207,817,949)                               237,514,477
                                                                   -------------

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
 (000'S)                                                               VALUE
--------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS--4.8%
$  2,905      Bear, Stearns & Co., Inc.
                   (Agreement dated 11/30/04 to
                   be repurchased at $2,905,386),
                   1.03%, 12/01/04**                               $  2,905,303
   8,900      Bear, Stearns & Co., Inc.
                   (Agreement dated 11/30/04 to
                   be repurchased at $8,900,332),
                   1.95%, 12/01/04                                    8,899,850
                                                                   -------------
               Total Repurchase Agreements
                   (Cost $11,805,153)                                11,805,153
                                                                   -------------
Total Investments -- 100.7%
    (Cost $219,623,102)***                                          249,319,630
                                                                   -------------
Liabilities in Excess of Other Assets --
    (0.7)%                                                           (1,704,330)
                                                                   -------------
Net Assets -- 100.0%                                               $247,615,300
                                                                   =============
----------------------------------
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                     $220,751,520
                                                          =============

       Gross unrealized appreciation                      $ 30,086,185
       Gross unrealized depreciation                        (1,518,075)
                                                          -------------

       Net unrealized appreciation                        $ 28,568,110
                                                          =============

                         BOSTON PARTNERS FAMILY OF FUNDS
                                 LARGE CAP FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
COMMON STOCK--95.5%

AEROSPACE & DEFENSE--2.4%
   Alliant Techsystems, Inc.*                           5,996      $    394,956
   Lockheed Martin Corp.                               12,545           763,238
                                                                   -------------
                                                                      1,158,194
                                                                   -------------

APPAREL--2.6%
   Jones Apparel Group, Inc.                            6,700           238,051
   Liz Claiborne, Inc.                                 11,862           487,172
   Reebok International Ltd.                           13,402           521,070
                                                                   -------------
                                                                      1,246,293
                                                                   -------------

BANKS - MAJOR--2.4%
   Comerica, Inc.                                      11,009           677,053
   Mellon Financial Corp.                              15,198           444,086
                                                                   -------------
                                                                      1,121,139
                                                                   -------------

BUILDING MATERIALS--1.4%
   Masco Corp.                                         11,862           418,373
   Vulcan Materials Co.                                 4,864           252,198
                                                                   -------------
                                                                        670,571
                                                                   -------------

COMPUTER EQUIPMENT & SERVICES--1.6%
   Hewlett-Packard Co.                                 23,553           471,060
   Ingram Micro Inc., Class A*                         14,300           275,132
                                                                   -------------
                                                                        746,192
                                                                   -------------

COMPUTER SOFTWARE--1.8%
   BMC Software, Inc.*                                 12,374           229,909
   Microsoft Corp.                                     23,779           637,515
                                                                   -------------
                                                                        867,424
                                                                   -------------

ELECTRONICS--2.6%
   Arrow Electronics, Inc.*                            18,900           463,617
   Xerox Corp.*                                        50,824           778,624
                                                                   -------------
                                                                      1,242,241
                                                                   -------------

FINANCIAL SERVICES--13.6%
   Amvesco PLC- ADR                                    39,200           486,864
   Citigroup, Inc.                                     42,433         1,898,877
   Countrywide Financial Corp.                         29,506           979,894
   Fannie Mae                                           7,254           498,350
   Freddie Mac                                         23,127         1,578,649

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
   Goldman Sachs Group, Inc. (The)                      3,072      $    321,823
   J.P. Morgan Chase & Co.                             11,547           434,744
   State Street Corp.                                   5,500           245,080
                                                                   -------------
                                                                      6,444,281
                                                                   -------------

FOODS--3.1%
   H.J. Heinz Co.                                      11,521           428,120
   PepsiCo, Inc.                                       11,624           580,154
   Smithfield Foods, Inc.*                             15,969           463,900
                                                                   -------------
                                                                      1,472,174
                                                                   -------------

HEALTH CARE - DRUGS--4.8%
   Johnson & Johnson                                    6,656           401,490
   Pfizer, Inc.                                        45,382         1,260,258
   Shire Pharmaceuticals Group PLC -
       ADR*                                            20,140           604,804
                                                                   -------------
                                                                      2,266,552
                                                                   -------------

HEALTH CARE - SUPPLIES--1.0%
   Becton, Dickinson and Co.                            8,449           462,836
                                                                   -------------

INSURANCE - OTHER--15.7%
   ACE Ltd.                                            33,339         1,347,562
   Ambac Financial Group, Inc.                          6,315           513,599
   American International Group, Inc.                   9,298           589,028
   Berkshire Hathaway, Inc., Class B*                     468         1,301,040
   MBIA, Inc.                                          23,636         1,417,215
   Nationwide Financial Services, Inc., Class A         9,744           366,180
   Radian Group, Inc.                                  15,276           782,895
   St. Paul Travelers Cos., Inc., (The)                18,644           680,133
   Willis Group Holdings Ltd.                          11,500           435,275
                                                                   -------------
                                                                      7,432,927
                                                                   -------------

LEISURE & LODGING--1.2%
   GTECH Holdings Corp.                                23,895           577,064
                                                                   -------------

MANUFACTURING--3.4%
   ITT Industries, Inc.                                 5,632           479,396

                         BOSTON PARTNERS FAMILY OF FUNDS
                                 LARGE CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
MANUFACTURING--(CONTINUED)
   Tyco International Ltd.                             33,623      $  1,142,173
                                                                   -------------
                                                                      1,621,569
                                                                   -------------

MEDIA & ENTERTAINMENT--5.0%
   Liberty Media Corp., Class A*                       54,644           564,473
   Liberty Media International, Inc., Class A*          3,291           141,710
   Time Warner, Inc.*                                  48,166           853,020
   Viacom Inc. Class B (Non Voting Shares)             22,700           787,690
                                                                   -------------
                                                                      2,346,893
                                                                   -------------

METALS & MINING--0.6%
   Freeport-McMoRan Copper & Gold, Inc., Class B        6,827           267,141
                                                                   -------------

OFFICE EQUIPMENT & SUPPLIES--1.5%
   Office Depot, Inc.*                                 42,792           701,789
                                                                   -------------

OIL & GAS  - EXPLORATION--2.1%
   Canadian Natural Resources Ltd.                      5,702           247,581
   EnCana Corp.                                         4,950           282,298
   Pioneer Natural Resources Co.                       13,800           485,760
                                                                   -------------
                                                                      1,015,639
                                                                   -------------

OIL & GAS - INTEGRATED MAJORS--5.2%
   ChevronTexaco Corp.                                  9,216           503,194
   ConocoPhillips                                       5,803           528,015
   Exxon Mobil Corp.                                   16,214           830,967
   Petroleo Brasileiro S.A. - ADR                      15,446           589,419
                                                                   -------------
                                                                      2,451,595
                                                                   -------------

OIL & GAS - REFINING & MARKETING--2.5%
   Marathon Oil Corp.                                  30,210         1,191,482
                                                                   -------------

OIL SERVICES--4.1%
   Premcor, Inc.*                                      11,515           512,993
   Transocean, Inc.*                                   35,415         1,426,162
                                                                   -------------
                                                                      1,939,155
                                                                   -------------

PAPER FOREST PRODUCTS & PACKAGING--1.2%
   Abitibi-Consolidated, Inc.                          57,859           389,970
   Smurfit-Stone Container Corp.*                      10,753           193,124
                                                                   -------------
                                                                        583,094
                                                                   -------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
RECREATIONAL PRODUCTS - TOYS--1.2%
   Hasbro, Inc.                                        29,356      $    558,645
                                                                   -------------

RESTAURANTS--1.0%
   McDonald's Corp.                                     8,961           275,461
   Outback Steakhouse, Inc.                             4,438           192,166
                                                                   -------------
                                                                        467,627
                                                                   -------------

RETAIL - FOOD & DRUG--1.3%
   J.C. Penney Company, Inc. (Holding Co.)              6,400           247,040
   May Department Stores Co. (The)                     12,800           359,936
                                                                   -------------
                                                                        606,976
                                                                   -------------

RETAIL - HARD GOODS--1.5%
   Home Depot, Inc., (The)                              6,144           256,512
   RadioShack Corp.                                    15,105           476,865
                                                                   -------------
                                                                        733,377
                                                                   -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.4%
   Freescale Semiconductor Inc.*                       21,194           374,286
   Teradyne, Inc.*                                     16,000           272,960
                                                                   -------------
                                                                        647,246
                                                                   -------------

SOAPS & TOILETRIES--1.0%
   Procter & Gamble Co., (The)                          9,046           483,780
                                                                   -------------

TELECOMMUNICATIONS--3.8%
   MCI, Inc.                                           13,200           248,952
   Nextel Communications, Inc., Class A*               29,186           830,634
   Vodafone Group PLC - ADR                            26,626           726,091
                                                                   -------------
                                                                      1,805,677
                                                                   -------------

TELECOMMUNICATIONS EQUIPMENT--1.5%
   Nokia Oyj - ADR                                     17,238           278,738
   Scientific-Atlanta, Inc.                            15,100           447,262
                                                                   -------------
                                                                        726,000
                                                                   -------------

TOBACCO--2.0%
   Altria Group, Inc.                                   8,192           470,958
   UST, Inc.                                           10,923           480,940
                                                                   -------------
                                                                        951,898
                                                                   -------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                                 LARGE CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
UTILITIES - ELECTRIC--1.0%
   NSTAR                                                4,395      $    222,607
   Scottish Power PLC - ADR                             7,766           230,961
                                                                   -------------
                                                                        453,568
                                                                   -------------

TOTAL COMMON STOCK
     (Cost $37,997,927)                                              45,261,039
                                                                   -------------
SHORT TERM INVESTMENTS--4.7%
   PNC Bank Money Market Deposit
       Account 1.62% 12/01/04
       1.620% 12/01/04                              2,232,120         2,232,120

TOTAL SHORT TERM INVESTMENTS
     (Cost $2,232,120)                                                2,232,120
                                                                   -------------
TOTAL INVESTMENTS--100.2%
     (Cost $40,230,047)**                                            47,493,159
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER
     ASSETS--(0.2)%                                                    (110,677)
                                                                   -------------
NET ASSETS--100.0%                                                 $ 47,382,482
                                                                   =============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $ 40,348,448
                                                          =============

      Gross unrealized appreciation                       $  7,656,079
      Gross unrealized depreciation                           (511,368)
                                                          -------------

      Net unrealized appreciation/(depreciation)          $  7,144,711
                                                          =============

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
COMMON STOCK--96.3%

APPAREL--5.9%
   Finish Line, Inc., (The)                            24,600      $    452,640
   Foot Locker, Inc.                                   25,300           657,294
   Jones Apparel Group, Inc.                           23,800           845,614
   Reebok International Ltd.                           18,300           711,504
   V. F. Corp.                                          6,800           367,132
                                                                   -------------
                                                                      3,034,184
                                                                   -------------

AUTOMOTIVE PARTS & EQUIPMENT--1.0%
   Lear Corp.                                           8,700           504,600
                                                                   -------------

BANKS - MAJOR--0.5%
   UMB Financial Corp.                                  4,300           240,843
                                                                   -------------

BUSINESS & PUBLIC SERVICES--2.0%
   Bowne & Co., Inc.                                   43,000           662,200
   Spherion Corp.*                                     49,600           390,848
                                                                   -------------
                                                                      1,053,048
                                                                   -------------

CHEMICALS - COMMODITY--0.3%
   Eastman Chemical Co.                                 3,000           163,140
                                                                   -------------

CHEMICALS - SPECIALTY--3.1%
   Ferro Corp.                                         17,600           402,688
   Georgia Gulf Corp.*                                 10,700           616,106
   UAP Holding Corp.*                                  36,700           600,045
                                                                   -------------
                                                                      1,618,839
                                                                   -------------

CLOSED END INVESTMENT COMPANY--1.7%
   Apollo Investment Corp.*                            58,988           870,073
                                                                   -------------

COMMUNICATIONS EQUIPMENT--0.2%
   TNS, Inc.*                                           4,400            97,680
                                                                   -------------

COMPUTER EQUIPMENT & SERVICES--4.3%
   BearingPoint, Inc.*                                 40,915           355,960
   BISYS Group, Inc., (The)*                           59,700           955,797
   Ceridian Corp.*                                     13,600           257,176
   iPass, Inc.*                                        34,900           226,501
   Western Digital Corp.*                              42,700           417,179
                                                                   -------------
                                                                      2,212,613
                                                                   -------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
COMPUTER SOFTWARE--1.6%
   McAfee Inc.*                                        21,587      $    623,864
   Sybase, Inc.*                                       12,445           214,428
                                                                   -------------
                                                                        838,292
                                                                   -------------

CONSUMER PRODUCTS--0.5%
   Newell Rubbermaid, Inc.                             10,000           230,800
                                                                   -------------

DATA PROCESSING SERVICES--1.0%
   MoneyGram International, Inc.*                      25,200           539,028
                                                                   -------------

ELECTRONICS--4.3%
   Amis Holdings, Inc.*                                25,000           379,000
   Arrow Electronics, Inc.*                            28,700           704,011
   Avnet, Inc.*                                        23,100           425,040
   Diebold, Inc.                                       13,700           728,840
                                                                   -------------
                                                                      2,236,891
                                                                   -------------

FINANCIAL SERVICES--3.3%
   A.G. Edwards, Inc.                                  23,500           918,850
   Affiliated Managers Group, Inc.*                     8,150           516,547
   Student Loan Corp., (The)                            1,500           264,615
                                                                   -------------
                                                                      1,700,012
                                                                   -------------

FOODS--2.1%
   Bunge Ltd.                                           5,500           289,960
   Smithfield Foods, Inc.*                             28,000           813,400
                                                                   -------------
                                                                      1,103,360
                                                                   -------------

HEALTH CARE - DRUGS--1.2%
   Hospira, Inc.*                                      18,800           605,924
                                                                   -------------

HEALTH CARE - SERVICES--4.7%
   Apria Healthcare Group, Inc.*                       28,105           861,980
   Express Scripts, Inc.*                               8,200           590,072
   Lincare Holdings, Inc.*                              6,100           235,399
   Manor Care, Inc.                                    10,600           365,170
   WellChoice, Inc.*                                    7,700           377,223
                                                                   -------------
                                                                      2,429,844
                                                                   -------------

HEALTH CARE - SUPPLIES--1.7%
   C.R. Bard, Inc.                                      4,300           257,613
   Pall Corp.                                          23,100           625,779
                                                                   -------------
                                                                        883,392
                                                                   -------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
INSURANCE - LIFE--0.7%
   Conseco, Inc.*                                      18,700      $    355,113
                                                                   -------------

INSURANCE - OTHER--12.0%
   Allmerica Financial Corp.*                          15,370           500,293
   Assurant, Inc.*                                     10,300           309,000
   Assured Guaranty Ltd.                               43,500           801,270
   Bristol West Holdings, Inc.*                        40,900           824,953
   IPC Holdings Ltd.                                    7,100           302,247
   Max Re Capital Ltd.                                 14,400           274,464
   MBIA, Inc.                                           5,600           335,776
   Platinum Underwriters Holdings Ltd.                 12,600           375,606
   PMI Group, Inc., (The)                               6,800           280,024
   Radian Group, Inc.                                  25,000         1,281,250
   White Mountains Insurance Group Ltd.                   755           465,835
   Willis Group Holdings Ltd.                          11,400           431,490
                                                                   -------------
                                                                      6,182,208
                                                                   -------------

INTERNET SERVICES--1.9%
   United Online, Inc.*                                91,900           980,573
                                                                   -------------

LEISURE & LODGING--4.6%
   Argosy Gaming Co.*                                   6,400           297,984
   GTECH Holdings Corp.                                36,500           881,475
   Harrah's Entertainment, Inc.                         6,100           374,540
   Hilton Hotels Corp.                                 38,400           793,344
                                                                   -------------
                                                                      2,347,343
                                                                   -------------

MACHINERY--2.8%
   Terex Corp.*                                        12,920           592,253
   W.W. Grainger, Inc.                                 13,695           847,173
                                                                   -------------
                                                                      1,439,426
                                                                   -------------

MANUFACTURING--7.4%
   Dover Corp.                                         10,300           416,635
   Federal Signal Corp.                                45,100           775,720
   GrafTech International Ltd.*                        40,300           384,462
   ITT Industries, Inc.                                 6,700           570,304
   Spartech Corp.                                      35,400           989,430
   York International Corp.                            19,000           700,530
                                                                   -------------
                                                                      3,837,081
                                                                   -------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
METALS & MINING--0.7%
   Freeport-McMoRan Copper & Gold,
       Inc., Class B                                    9,400      $    367,822
                                                                   -------------

OIL & GAS  - EXPLORATION--1.9%
   Kerr-McGee Corp.                                     4,900           304,927
   Vintage Petroleum, Inc.                             27,000           654,750
                                                                   -------------
                                                                        959,677
                                                                   -------------

OIL SERVICES--3.3%
   Diamond Offshore Drilling, Inc.                     12,100           453,266
   ENSCO International, Inc.                           27,100           848,501
   Nabors Industries Ltd.*                              7,300           379,600
                                                                   -------------
                                                                      1,681,367
                                                                   -------------

PAPER FOREST PRODUCTS & PACKAGING--1.9%
   Pactiv Corp.*                                        9,200           228,620
   Sealed Air Corp.*                                   14,600           750,586
                                                                   -------------
                                                                        979,206
                                                                   -------------

PUBLISHING--2.6%
   Lamar Advertising Co.*                              12,205           481,365
   Media General, Inc., Class A                         5,700           354,540
   Valassis Communications, Inc.*                      15,000           509,250
                                                                   -------------
                                                                      1,345,155
                                                                   -------------

REAL ESTATE--1.5%
   Maguire Properties, Inc. (REIT)                     10,425           274,282
   Ventas, Inc. (REIT)                                 19,025           515,577
                                                                   -------------
                                                                        789,859
                                                                   -------------

RECREATIONAL PRODUCTS - TOYS--1.5%
   Hasbro, Inc.                                        20,600           392,018
   WMS Industries, Inc.*                               13,575           403,721
                                                                   -------------
                                                                        795,739
                                                                   -------------

RESTAURANTS--1.4%
   Wendy's International, Inc.                         19,600           699,132
                                                                   -------------

RETAIL - HARD GOODS--3.0%
   Hollywood Entertainment Corp.*                      16,700           211,923
   Maytag Corp.                                        33,500           673,350
   Michaels Stores, Inc.                               24,400           666,852
                                                                   -------------
                                                                      1,552,125
                                                                   -------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
SAVINGS & LOANS--0.9%
   People's Bank                                        4,000      $    159,040
   Westcorp                                             7,700           325,556
                                                                   -------------
                                                                        484,596
                                                                   -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.4%
   Advanced Micro Devices, Inc.*                        8,800           187,264
                                                                   -------------

SERVICES - BUSINESS--0.8%
   Sirva, Inc.*                                        21,300           423,870
                                                                   -------------

TELECOMMUNICATIONS--1.9%
   CenturyTel, Inc.                                    21,200           697,904
   UnitedGlobalCom, Inc.*                              33,500           279,055
                                                                   -------------
                                                                        976,959
                                                                   -------------

TELECOMMUNICATIONS EQUIPMENT--1.0%
   Scientific-Atlanta, Inc.                            16,600           491,692
                                                                   -------------

TOBACCO--0.7%
   Loews Corp. - Carolina Group                        11,400           335,160
                                                                   -------------

TRUCKING--0.9%
   Laidlaw International, Inc.*                        23,400           442,260
                                                                   -------------

UTILITIES - ELECTRIC--3.1%
   Constellation Energy Group, Inc.                     9,300           406,410
   NSTAR                                                4,900           248,185
   Sierra Pacific Resources*                           90,300           925,575
                                                                   -------------
                                                                      1,580,170
                                                                   -------------

TOTAL COMMON STOCK
     (Cost $39,567,688)                                              49,596,360
                                                                   -------------
SHORT-TERM INVESTMENTS--5.5%

SHORT-TERM INVESTMENTS--5.5%
   PNC Bank Money Market Deposit
      Account 1.62% 12/01/04                        2,830,668         2,830,668
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS
     (Cost $2,830,668)                                                2,830,668
                                                                   -------------
TOTAL INVESTMENTS--101.8%
     (Cost $42,398,356)**                                            52,427,028
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER
     ASSETS--(1.8)%                                                    (905,836)
                                                                   -------------
NET ASSETS--100.0%                                                 $ 51,521,192
                                                                   =============

*      -- Non-income producing.

ADR    -- American Depository Receipt.

REIT   -- Real Estate Investment Trust

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                     $ 42,700,881
                                                          =============

       Gross unrealized appreciation                      $  9,982,179
       Gross unrealized depreciation                          (256,032)
                                                          -------------

       Net unrealized appreciation/(depreciation)         $  9,726,147
                                                          =============

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
COMMON STOCK--94.8%

AEROSPACE & DEFENSE--0.4%
   DRS Technologies, Inc.*                             41,725      $  1,782,492
                                                                   -------------

AIR TRANSPORT--0.8%
   ExpressJet Holdings, Inc.*                          64,845           756,093
   Pinnacle Airlines Corp.*                           257,310         3,229,240
                                                                   -------------
                                                                      3,985,333
                                                                   -------------

APPAREL--1.7%
   Brown Shoe Co., Inc.                                89,800         2,561,096
   Kellwood Co.                                        37,070         1,290,407
   Steven Madden Ltd.*                                122,400         2,308,464
   Warnaco Group, Inc., (The)*                        107,350         2,133,044
                                                                   -------------
                                                                      8,293,011
                                                                   -------------

BANKS - REGIONAL--0.3%
   Bancorp Bank, (The)*                                53,800           965,172
   First Community Bancorp                             14,400           605,088
                                                                   -------------
                                                                      1,570,260
                                                                   -------------

BROADCASTING--0.3%
   4Kids Entertainment, Inc.*                          62,000         1,266,660
   Liberty Corp., (The)                                 9,300           405,480
                                                                   -------------
                                                                      1,672,140
                                                                   -------------

BUILDING & CONSTRUCTION--2.8%
   Champion Enterprises, Inc.*                        635,910         7,300,247
   Infrasource Services, Inc.*                        218,300         2,696,005
   Monaco Coach Corp.*                                 57,200         1,138,280
   Palm Harbor Homes, Inc.*                           160,743         2,509,198
                                                                   -------------
                                                                     13,643,730
                                                                   -------------

BUILDING MATERIALS--2.0%
   Drew Industries, Inc.*                              77,400         2,578,194
   ElkCorp                                            116,945         3,461,572
   Lennox International, Inc.                         209,100         3,761,709
                                                                   -------------
                                                                      9,801,475
                                                                   -------------

BUSINESS & PUBLIC SERVICES--0.6%
   Gevity HR, Inc.                                    151,900         2,690,149
                                                                   -------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
CHEMICALS - COMMODITY--0.5%
   UAP Holding Corp.*                                 153,400      $  2,508,090
                                                                   -------------

COMPUTER EQUIPMENT & SERVICES--2.3%
   Insight Enterprises, Inc.*                         126,385         2,556,769
   iPass, Inc.*                                       483,600         3,138,564
   Keane, Inc.*                                       121,100         1,877,050
   Pinnacle Systems, Inc.*                            112,200           585,684
   Tier Technologies, Inc., Class B*                   87,300           770,859
   Xyratex Ltd.*                                      163,125         2,316,375
                                                                   -------------
                                                                     11,245,301
                                                                   -------------

COMPUTER SOFTWARE--0.4%
   NetIQ Corp.*                                       166,400         2,041,728
                                                                   -------------

CONSULTING SERVICES--0.9%
   FTI Consulting, Inc.*                               81,000         1,633,770
   MAXIMUS, Inc.*                                      90,350         2,830,665
                                                                   -------------
                                                                      4,464,435
                                                                   -------------

CONSUMER PRODUCTS--0.4%
   Natuzzi S.p.A. - ADR                               179,700         2,003,655
                                                                   -------------

CONSUMER SPECIALTIES--1.8%
   Rayovac Corp.*                                      76,200         2,261,616
   Sola International, Inc.*                          304,655         6,580,548
                                                                   -------------
                                                                      8,842,164
                                                                   -------------

ELECTRONICS--2.8%
   Bell Microproducts, Inc.*                            9,200            78,660
   Engineered Support Systems, Inc.                    78,600         4,323,000
   Hypercom Corp.*                                    229,000         1,392,320
   Paxar Corp.*                                       139,100         3,220,165
   Planar Systems, Inc.*                              112,100         1,194,986
   Pomeroy IT Solutions, Inc.*                         77,796         1,062,693
   Rofin-Sinar Technologies, Inc.*                     19,170           747,630
   Technitrol, Inc.*                                   87,900         1,516,275
                                                                   -------------
                                                                     13,535,729
                                                                   -------------

ENGINEERING & CONSTRUCTION--3.0%
   EMCOR Group, Inc.*                                  91,500         4,229,130
   Granite Construction, Inc.                          34,600           918,284
   Integrated Electrical Services,
       Inc.*                                          334,400         1,009,888

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
ENGINEERING & CONSTRUCTION--(CONTINUED)
   Modtech Holdings, Inc.*                             65,300      $    532,848
   URS Corp.*                                         163,314         4,905,953
   Washington Group International, Inc.*               69,695         2,718,105
                                                                   -------------
                                                                     14,314,208
                                                                   -------------

ENVIRONMENTAL CONTROL--1.2%
   Tetra Tech, Inc.*                                  395,200         6,022,848
                                                                   -------------

FINANCIAL SERVICES--4.2%
   Advanta Corp., Class B                             234,000         5,587,920
   Affiliated Managers Group, Inc.*                    21,600         1,369,008
   Bay View Capital Corp.*                             31,470           541,284
   BKF Capital Group, Inc.*                            21,100           679,420
   CMET Finance Holdings, Inc. 144A*                   15,000         1,500,000
   Delta Financial Corp.                               66,900           675,690
   Federal Agricultural Mortgage Corp., Class C*      319,600         7,242,136
   MCG Capital Corp.                                   53,900           916,300
   NetBank, Inc.                                      128,900         1,323,803
   Value Line, Inc.                                     5,700           228,006
                                                                   -------------
                                                                     20,063,567
                                                                   -------------

FOODS--0.7%
   NBTY, Inc.*                                         41,080         1,070,545
   Performance Food Group Co.*                         92,100         2,416,704
                                                                   -------------
                                                                      3,487,249
                                                                   -------------

GAMBLING--0.2%
   Alliance Gaming Corp.*                              67,540           816,559
                                                                   -------------

HEALTH CARE - SERVICES--8.4%
   American Medical Security Group, Inc.*              42,300         1,367,559
   Apria Healthcare Group, Inc.*                      449,300        13,780,031
   First Consulting Group, Inc.*                       92,040           503,459
   Kendle International, Inc.*                         72,200           598,538
   Kindred Healthcare, Inc.*                          187,630         5,122,299
   LifePoint Hospitals, Inc.*                          52,390         1,926,904
   Option Care, Inc.*                                 303,850         5,232,297
   Radiation Therapy Services, Inc.*                  249,465         3,679,609
   RehabCare Group, Inc.*                             158,400         4,169,088

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
   Renal Care Group, Inc.*                             81,000      $  2,697,300
   Res-Care, Inc.*                                     85,800         1,287,000
                                                                   -------------
                                                                     40,364,084
                                                                   -------------

HEALTH CARE - SUPPLIES--1.6%
   Analogic Corp.                                      27,000         1,223,640
   CONMED Corp.*                                      184,400         5,342,068
   Owens & Minor, Inc.                                 36,600         1,015,650
                                                                   -------------
                                                                      7,581,358
                                                                   -------------

INSURANCE - LIFE--1.7%
   AmerUs Group Co.                                    42,800         1,864,796
   Scottish Re Group Ltd.                             283,900         6,529,700
                                                                   -------------
                                                                      8,394,496
                                                                   -------------

INSURANCE - OTHER--14.0%
   Allmerica Financial Corp.*                          37,190         1,210,534
   Arch Capital Group Ltd.*                            17,900           697,205
   Aspen Insurance Holdings Ltd.                       81,115         2,007,596
   Assured Guaranty Ltd.                              401,400         7,393,788
   Bristol West Holdings, Inc.*                       177,625         3,582,696
   CNA Surety Corp.*                                  226,925         2,963,640
   Hilb, Rogal & Hamilton Co.                         136,300         4,728,247
   Hub International Ltd.                             175,800         3,025,518
   Infinity Property & Casualty Corp.                 131,100         4,850,700
   IPC Holdings Ltd.                                  307,800        13,103,046
   Max Re Capital Ltd.                                145,400         2,771,324
   Navigators Group, Inc., (The)*                     169,270         4,781,878
   Odyssey Re Holdings Corp.                           51,020         1,232,133
   Platinum Underwriters Holdings Ltd.                305,760         9,114,706
   Quanta Capital Holdings Ltd.*                      346,700         3,252,046
   RLI Corp.                                           27,750         1,155,788
   United National Group Ltd., Class A*               101,440         1,800,560
                                                                   -------------
                                                                     67,671,405
                                                                   -------------

INTERNET SERVICES--2.7%
   EarthLink, Inc.*                                   493,000         5,344,120
   Stonepath Group, Inc.*                             559,600           430,892
   United Online, Inc.*                               680,900         7,265,203
                                                                   -------------
                                                                     13,040,215
                                                                   -------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
IRON & STEEL--0.7%
   GrafTech International Ltd.*                       185,800      $  1,772,532
   Ryerson Tull, Inc.                                  84,700         1,370,446
                                                                   -------------
                                                                      3,142,978
                                                                   -------------

LEISURE & LODGING--1.9%
   Argosy Gaming Co.*                                  53,800         2,504,928
   Interstate Hotels & Resorts, Inc.*                 110,950           527,012
   Intrawest Corp.                                    107,200         2,142,928
   La Quinta Corp.*                                   182,565         1,469,648
   MTR Gaming Group, Inc.*                             66,560           669,594
   Pinnacle Entertainment, Inc.*                       93,700         1,703,466
                                                                   -------------
                                                                      9,017,576
                                                                   -------------

MACHINERY--2.9%
   Actuant Corp., Class A*                             24,500         1,151,990
   CIRCOR International, Inc.                          41,800           871,530
   Global Power Equipment Group, Inc.*                288,470         2,506,804
   Manitowoc Co., Inc., (The)                          36,900         1,378,215
   Terex Corp.*                                       172,100         7,889,064
                                                                   -------------
                                                                     13,797,603
                                                                   -------------

MANUFACTURING--1.2%
   EnerSys*                                            90,525         1,244,719
   NN, Inc.                                           116,000         1,477,840
   Spartech Corp.                                      69,775         1,950,211
   Tredegar Corp.                                      63,890         1,190,271
                                                                   -------------
                                                                      5,863,041
                                                                   -------------

MEDICAL EQUIPMENT AND SUPPLIES--0.2%
   Medical Property Trust                             103,800         1,038,000
                                                                   -------------

METALS & MINING--0.4%
   Olin Corp.                                          86,300         1,958,147
                                                                   -------------

MOTOR HOMES--0.5%
   Winnebago Industries, Inc.                          62,435         2,368,160
                                                                   -------------

OFFICE EQUIPMENT & SUPPLIES--0.2%
   Global Imaging Systems, Inc.*                       20,975           784,884
                                                                   -------------

OIL & GAS  - EXPLORATION--0.8%
   Stone Energy Corp.*                                 33,000         1,583,340

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
   Swift Energy Co.*                                   72,300      $  2,193,582
                                                                   -------------
                                                                      3,776,922
                                                                   -------------

OIL SERVICES--0.9%
   Hornbeck Offshore Services, Inc.*                   38,905           785,881
   Key Energy Services, Inc.*                         236,865         2,965,550
   Parker Drilling Co.*                               160,900           703,133
                                                                   -------------
                                                                      4,454,564
                                                                   -------------

PAPER FOREST PRODUCTS & PACKAGING--1.2%
   Constar International, Inc.*                        69,400           416,400
   Schweitzer-Mauduit International, Inc.              51,200         1,769,472
   Silgan Holdings, Inc.                               62,300         3,382,890
                                                                   -------------
                                                                      5,568,762
                                                                   -------------

PUBLISHING & INFORMATION SERVICES--2.9%
   Banta Corp.                                         33,800         1,504,100
   Bowne & Co., Inc.                                  309,700         4,769,380
   infoUSA, Inc.*                                     261,340         2,877,353
   Journal Register Co.*                               70,300         1,329,373
   Pulitzer, Inc.                                      19,700         1,253,117
   Reader's Digest Association, Inc., (The)           138,500         1,980,550
   Scholastic Corp.*                                   11,500           378,810
                                                                   -------------
                                                                     14,092,683
                                                                   -------------

RAILROAD & BULK SHIPPING--0.4%
   RailAmerica, Inc.*                                 147,495         1,887,936
                                                                   -------------

REAL ESTATE--9.1%
   Affordable Residential Communities                 153,595         1,981,375
   American Financial Realty Trust (REIT)             282,325         4,203,819
   Arbor Realty Trust 144A (REIT)                      10,100         1,191,800
   Ashford Hospitality Trust (REIT)                    50,125           496,237
   Bimini Mortgage Management 144A (REIT)*            290,025         4,350,375
   Brandywine Realty Trust (REIT)                      54,700         1,556,215
   Capital Lease Funding, Inc. (REIT)*                221,275         2,799,129
   Digital Realty Trust, Inc. (REIT)*                 194,000         2,475,440

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
REAL ESTATE--(CONTINUED)
   Falcon Financial Investment Trust (REIT)*           98,555      $    684,957
   Fieldstone Investment Corp. (REIT) 144A            105,000         1,811,250
   Gladstone Commercial Corp. (REIT)                  122,875         2,056,928
   Government Properties Trust, Inc. (REIT)*          131,875         1,397,875
   Lexington Corporate Properties Trust (REIT)         74,450         1,672,892
   LNR Property Corp.                                  28,200         1,763,910
   MFA Mortgage Investments, Inc. (REIT)              259,650         2,373,201
   Origen Financial, Inc. (REIT)                      431,525         3,037,936
   Redwood Trust, Inc. (REIT)                          75,700         4,408,011
   Trammell Crow Co.*                                 331,900         5,675,490
                                                                   -------------
                                                                     43,936,840
                                                                   -------------

RECREATIONAL PRODUCTS - TOYS--0.2%
   Leapfrog Enterprises, Inc., Class A*                60,012           840,168
                                                                   -------------

RETAIL - FOOD & DRUG--1.2%
   Finish Line, Inc., (The)                           327,920         6,033,728
                                                                   -------------

RETAIL - HARD GOODS--2.0%
   Friedman's, Inc., Class A                          552,900           901,227
   GameStop Corp., Class A*                           131,615         2,775,760
   Hollywood Entertainment Corp.*                     194,555         2,468,903
   Lithia Motors, Inc., Class A                        79,000         2,005,020
   School Specialty, Inc.*                             45,800         1,740,400
                                                                   -------------
                                                                      9,891,310
                                                                   -------------

RETAIL - SOFT GOODS--0.6%
   Charming Shoppes, Inc.*                            335,800         3,139,730
                                                                   -------------

SAVINGS & LOANS--0.5%
   Franklin Bank Corp.*                               137,900         2,518,054
                                                                   -------------

SERVICES - BUSINESS--6.9%
   Century Business Services, Inc.*                   385,300         1,656,790
   Clark, Inc.*                                       156,980         2,613,717
   Cornell Companies, Inc.*                            85,980         1,259,607

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
   Geo Group, Inc., (The)*                             48,400      $  1,115,620
   Harland (John H.) Co.                               67,230         2,373,891
   Insurance Auto Auctions, Inc.*                      48,714         1,080,964
   Integrated Alarm Services Group, Inc.*             652,613         2,747,501
   Kforce, Inc.*                                      131,976         1,581,072
   MPS Group, Inc.*                                   407,900         4,592,954
   Navigant International, Inc.*                      290,800         3,192,984
   PRG-Schultz International, Inc.*                   534,200         2,884,680
   ProQuest Co.*                                       21,250           574,813
   Spherion Corp.*                                    209,400         1,650,072
   Standard Parking Corp.*                            161,055         2,586,543
   World Fuel Services Corp.                           77,100         3,176,520
                                                                   -------------
                                                                     33,087,728
                                                                   -------------

SERVICES - CONSUMER--1.4%
   Ambassadors International, Inc.                     22,500           309,150
   Service Corporation International*                 695,200         4,908,112
   Steiner Leisure Ltd.*                               53,400         1,437,528
                                                                   -------------
                                                                      6,654,790
                                                                   -------------

SOAPS & TOILETRIES--0.7%
   Playtex Products, Inc.*                            386,050         2,895,375
   Sykes Enterprises, Inc.*                            79,910           539,393
                                                                   -------------
                                                                      3,434,768
                                                                   -------------

TELECOMMUNICATIONS EQUIPMENT--0.2%
   Adaptec, Inc.*                                      93,200           726,960
                                                                   -------------

TOBACCO--0.8%
   DIMON, Inc.                                        168,900         1,099,539
   Standard Commercial Corp.                           72,600         1,366,332
   Universal Corp.                                     27,200         1,324,096
                                                                   -------------
                                                                      3,789,967
                                                                   -------------

TRUCKING--0.3%
   Marten Transport Ltd.*                              17,500           384,125
   Quality Distribution, Inc.*                        113,605           921,337
                                                                   -------------
                                                                      1,305,462
                                                                   -------------

UTILITIES - ELECTRIC--1.0%
   Sierra Pacific Resources*                          486,900         4,990,725
                                                                   -------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                    ------------   -------------
TOTAL COMMON STOCK
     (Cost $373,412,084)                                            457,937,167
                                                                   -------------
MUTUAL FUNDS--0.7%

FINANCIAL SERVICES--0.7%
   Apollo Investment Corp.*                           229,800      $  3,389,550
                                                                   -------------

TOTAL MUTUAL FUNDS
     (Cost $3,447,000)                                                3,389,550
                                                                   -------------
SHORT TERM INVESTMENTS--4.3%
   PNC Bank Money Market Deposit
       Account 1.62% 12/01/04                      20,774,841        20,774,841
                                                                   -------------

TOTAL SHORT TERM INVESTMENTS
     (Cost $20,774,841)                                              20,774,841
                                                                   -------------
TOTAL INVESTMENTS--99.8%
     (Cost $397,633,925)**                                          482,101,558
                                                                   -------------
OTHER ASSETS IN EXCESS OF
     LIABILITIES--0.2%                                                  878,978
                                                                   -------------
NET ASSETS--100.0%                                                 $482,980,536
                                                                   =============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2004, these securities amounted to 1.83% of net assets.

REIT  -- Real Estate Investment Trust

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $399,080,633
                                                          =============

      Gross unrealized appreciation                       $102,470,756
      Gross unrealized depreciation                        (19,449,831)
                                                          -------------

      Net unrealized appreciation/(depreciation)          $ 83,020,925
                                                          =============

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                   -----------      ------------
COMMON STOCK--91.3%

AIRLINES--0.4%
   ExpressJet Holdings, Inc.*                          2,580        $    30,083
                                                                    ------------

APPAREL--3.9%
   Jones Apparel Group, Inc.                           1,930             68,573
   Liz Claiborne, Inc.                                 1,890             77,622
   Polo Ralph Lauren Corp.                               675             26,588
   Reebok International Ltd.                           1,930             75,039
   V. F. Corp.                                           600             32,394
                                                                    ------------
                                                                        280,216
                                                                    ------------

BEVERAGES--0.6%
   Constellation Brands, Inc., Class A*                  880             39,336
                                                                    ------------

BUILDING MATERIALS--1.2%
   Makita Corp. - ADR                                  3,635             56,560
   Watsco, Inc.                                          910             30,094
                                                                    ------------
                                                                         86,654
                                                                    ------------

COMPUTER EQUIPMENT & SERVICES--3.0%
   Global Payments, Inc.                               1,130             62,331
   GTECH Holdings Corp.                                3,605             87,061
   Hewlett-Packard Co.                                 3,070             61,400
                                                                    ------------
                                                                        210,792
                                                                    ------------

COMPUTER SOFTWARE--0.4%
   Microsoft Corp.                                     1,155             30,966
                                                                    ------------

CONSUMER PRODUCTS--0.9%
   Blyth, Inc.                                           945             27,698
   National Presto Industries, Inc.                      725             32,915
                                                                    ------------
                                                                         60,613
                                                                    ------------

DIVERSIFIED OPERATIONS--0.1%
   Viad Corp.                                            380              9,116
                                                                    ------------

ELECTRONICS--0.4%
   Amphenol Corp., Class A                               715             25,104
                                                                    ------------

FINANCIAL SERVICES--8.0%
   BKF Capital Group, Inc.*                              675             21,735
   Countrywide Financial Corp.                         5,084            168,840

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                   -----------      ------------
   Fannie Mae                                          1,100        $    75,570
   Freddie Mac                                         2,350            160,411
   Leucadia National Corp.                             1,030             64,581
   MCG Capital Corp.                                     430              7,310
   Wesco Financial Corp.                                 180             69,345
                                                                    ------------
                                                                        567,792
                                                                    ------------

FOODS--1.1%
   Lancaster Colony Corp.                              1,130             49,358
   Nestle S.A. - ADR                                     505             32,453
                                                                    ------------
                                                                         81,811
                                                                    ------------

HEALTH CARE - DRUGS--5.8%
   Bristol-Myers Squibb Co.                            1,655             38,893
   Johnson & Johnson                                     485             29,255
   Pfizer, Inc.                                        8,326            231,213
   Shire Pharmaceuticals Group PLC - ADR*              3,670            110,210
                                                                    ------------
                                                                        409,571
                                                                    ------------

HEALTH CARE - SERVICES--2.4%
   Lincare Holdings, Inc.*                             1,850             71,391
   Renal Care Group, Inc.*                             3,070            102,231
                                                                    ------------
                                                                        173,622
                                                                    ------------

HEALTH CARE - SUPPLIES--1.8%
   Becton, Dickinson and Co.                           1,420             77,787
   C.R. Bard, Inc.                                       790             47,329
                                                                    ------------
                                                                        125,116
                                                                    ------------

INSURANCE - LIFE--1.0%
   Scottish Re Group Ltd.                              2,950             67,850
                                                                    ------------

INSURANCE - OTHER--19.8%
   ACE Ltd.                                            5,435            219,683
   Alleghany Corp.*                                      466            131,678
   Allmerica Financial Corp.*                          1,980             64,449
   Assurant, Inc.*                                     1,850             55,500
   Assured Guaranty Ltd.                               4,213             77,603
   Everest Re Group Ltd.                                 420             35,393
   IPC Holdings Ltd.                                   2,390            101,742
   MBIA, Inc.                                          2,740            164,290

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   -----------      ------------
INSURANCE - OTHER--(CONTINUED)
   Merchants Group, Inc.                                  70        $     1,698
   Millea Holdings, Inc. - ADR                           300             21,261
   PartnerRe Ltd.                                        380             23,264
   Quanta Capital Holdings Ltd.*                       9,020             84,608
   Radian Group, Inc.                                  2,525            129,406
   Specialty Underwriters' Alliance, Inc.*             1,390             13,358
   St. Paul Travelers Cos., Inc., (The)                1,015             37,027
   White Mountains Insurance Group Ltd.                  330            203,610
   Willis Group Holdings Ltd.                            975             36,904
                                                                    ------------
                                                                      1,401,474
                                                                    ------------

MANUFACTURING--1.0%
   Tyco International Ltd.                             2,025             68,789
                                                                    ------------

MEDIA & ENTERTAINMENT--2.1%
   4Kids Entertainment, Inc.*                            850             17,365
   Gamestop Corp., Class B*                              904             19,183
   Liberty Media Corp., Class A*                       5,629             58,148
   Liberty Media International, Inc., Class A*         1,254             53,997
                                                                    ------------
                                                                        148,693
                                                                    ------------

METALS & MINING--0.5%
   CONSOL Energy, Inc.                                   895             38,217
                                                                    ------------

OIL & GAS  - EXPLORATION--6.4%
   Anadarko Petroleum Corp.                            1,760            122,496
   Burlington Resources, Inc.                          1,150             53,371
   EOG Resources, Inc.                                   795             59,681
   Kerr-McGee Corp.                                    1,420             88,367
   Occidental Petroleum Corp.                          2,195            132,161
                                                                    ------------
                                                                        456,076
                                                                    ------------

OIL & GAS - INTEGRATED MAJORS--2.7%
   Eni S.p.A. - ADR                                      535             65,939
   Petroleo Brasileiro S.A. - ADR                      1,615             61,628
   Royal Dutch Petroleum Co. - ADR                     1,080             61,841
                                                                    ------------
                                                                        189,408
                                                                    ------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   -----------      ------------
OIL & GAS - REFINING & MARKETING--1.2%
   Marathon Oil Corp.                                  2,185        $    86,176
                                                                    ------------

REAL ESTATE--5.5%
   American Financial Realty Trust (REIT)              6,555             97,604
   Ashford Hospitality Trust (REIT)                    1,785             17,671
   Consolidated-Tomoka Land Co.                          440             17,653
   Diamondrock Hospitality Co. 144A (REIT)             2,070             20,700
   Fieldstone Investment Corp. (REIT) 144A             1,175             20,269
   Friedman, Billings, Ramsey Group,
       Inc., Class A (REIT)                            3,709             70,916
   KKR Financial Corp. 144A (REIT)                     1,580             16,037
   Luminent Mortgage Capital, Inc. (REIT) 144A           685              8,597
   Luminent Mortgage Capital, Inc. (REIT)                765              9,601
   Medical Property Trust (REIT) 144A                  2,225             22,250
   National Health Investors, Inc. (REIT)              1,575             45,596
   Provident Senior Trust 144A (REIT)                  1,725             27,600
   Saxon Capital Inc. (REIT)*                            575             13,052
                                                                    ------------
                                                                        387,546
                                                                    ------------

RECREATIONAL PRODUCTS - TOYS--1.0%
   Mattel, Inc.                                        3,585             67,936
                                                                    ------------

RESTAURANTS--0.9%
   CEC Entertainment, Inc.*                              615             25,024
   Yum! Brands, Inc.*                                    890             40,406
                                                                    ------------
                                                                         65,430
                                                                    ------------

RETAIL - HARD GOODS--1.6%
   Barnes & Noble, Inc.*                               2,130             57,680
   Borders Group, Inc.*                                1,590             36,220
   Home Depot, Inc., (The)                               425             17,744
                                                                    ------------
                                                                        111,644
                                                                    ------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   -----------      ------------
RETAIL - SOFT GOODS--1.9%
   Abercrombie & Fitch Co., Class A*                   1,565        $    71,286
   BJ's Wholesale Club, Inc.                             830             24,643
   Claire's Stores, Inc.                               1,830             37,240
                                                                    ------------
                                                                        133,169
                                                                    ------------

SERVICES - BUSINESS--1.8%
   D & B Corp.*                                          820             48,675
   Harland (John H.) Co.                               2,295             81,037
                                                                    ------------
                                                                        129,712
                                                                    ------------

TELECOMMUNICATIONS--1.8%
   CenturyTel, Inc.                                      975             32,097
   Vodafone Group PLC - ADR                            1,360             37,087
   West Corp.*                                         1,780             61,659
                                                                    ------------
                                                                        130,843
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT--1.3%
   Nokia Oyj - ADR                                     2,500             40,425
   Tellabs, Inc.*                                      5,700             48,735
                                                                    ------------
                                                                         89,160
                                                                    ------------

TOBACCO--7.0%
   Loews Corp.                                         3,040            212,527
   Universal Corp.                                     1,080             52,574
   UST, Inc.                                           5,335            234,900
                                                                    ------------
                                                                        500,001
                                                                    ------------

UTILITIES - ELECTRIC--2.4%
   Korea Electric Power (KEPCO) Corp. - ADR            5,685             76,634
   Sierra Pacific Resources*                           9,380             96,145
                                                                    ------------
                                                                        172,779
                                                                    ------------

UTILITIES - GAS & WATER--1.4%
   El Paso Corp.                                       7,700             80,388
   Nalco Holding Co.*                                    965             18,556
                                                                    ------------
                                                                         98,944
                                                                    ------------

TOTAL COMMON STOCK
     (Cost $5,116,491)                                                6,474,639
                                                                    ------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   -----------      ------------
PREFERRED STOCK--1.3%

BUILDING & CONSTRUCTION--0.3%
   Fleetwood Capital Trust 6.0%
       10/10/03 $51.12                                   410        $    18,552
                                                                    ------------

FOODS--0.1%
   Constellation Brands, Inc. 5.75%
       09/01/06                                          230              8,291
                                                                    ------------

INSURANCE - OTHER--0.7%
   Hartford Financial Services Group, Inc.,
       (The) 7.00% 8/16/06                               190             11,729
   Scottish Re Group 5.875% 05/21/07                     310              8,807
   UnumProvident Corp. 8.25% 5/15/06                     865             27,836
                                                                    ------------
                                                                         48,372
                                                                    ------------

OFFICE EQUIPMENT & SUPPLIES--0.2%
   Xerox Corp. 6.25% 07/01/06                            115             15,767
                                                                    ------------

TOTAL PREFERRED STOCK
     (Cost $71,570)                                                      90,982
                                                                    ------------

                                                       PAR
                                                      (000)            VALUE
                                                   -----------      ------------

CORPORATE BONDS--0.6%
   Sierra Pacific Resources 144A
       7.25% 02/14/10                                     19             46,550
                                                                    ------------

TOTAL CORPORATE BONDS
     (Cost $19,318)                                                      46,550
                                                                    ------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   -----------      ------------
RIGHTS/WARRANTS--0.2%

BANKS - MAJOR--0.2%
   Citigroup, Inc. Litigation Tracking Warrants        9,875             13,924
                                                                    ------------

TOTAL RIGHTS/WARRANTS
     (Cost $11,552)                                                      13,924
                                                                    ------------

                        BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                       PAR
                                                      (000)            VALUE
                                                   -----------      ------------
MUTUAL FUNDS--0.7%
   Apollo Investment Corp.*                      $     2,970        $    43,807
   Morgan Stanley Asia-Pacific Fund,
       Inc                                               405              5,063
                                                                    ------------

TOTAL MUTUAL FUNDS
     (Cost $46,488)                                                      48,870
                                                                    ------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   -----------      ------------
SHORT TERM INVESTMENTS--6.5%
   PNC Bank Money Market Deposit
       Account 1.620% 12/01/04                       458,560            458,560
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS
     (Cost $458,560)                                                    458,560
                                                                    ------------
OPTIONS--(0.7%)
   El Paso Corp. Call Option $7.00
       expires                                           (53)           (18,583)
   El Paso Corp. Call Option $7.00
       expires                                           (24)            (8,548)
   GTECH Holdings Corp. Call Option
       $22.5 expires                                     (14)            (2,874)
   Nokia Oyj Call Option $12.5
       expires                                           (25)            (9,513)
   Tellabs, Inc. Call Option $7.50
       expires                                           (57)            (6,555)
                                                                    ------------

TOTAL OPTIONS
     (Cost $(31,266))                                                   (46,073)
                                                                    ------------
TOTAL INVESTMENTS--99.9%
     (Cost $5,692,713)**                                              7,087,452
                                                                    ------------
OTHER ASSETS IN EXCESS OF
     LIABILITIES--0.1%                                                    4,956
                                                                    ------------
NET ASSETS--100.0%                                                  $ 7,092,408
                                                                    ============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2004, these sucurities amounted to 1.63% of net assets.

REIT  -- Real Estate Investment Trust

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $  5,693,350
                                                          =============

      Gross unrealized appreciation                       $  1,450,582
      Gross unrealized depreciation                            (56,480)
                                                          -------------

      Net unrealized appreciation/(depreciation)          $  1,394,102
                                                          =============

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
LONG POSITIONS--112.5%
DOMESTIC COMMON STOCK--95.1%

AEROSPACE & DEFENSE--0.5%
   Allied Defense Group, Inc. (The)*                  19,000       $    389,120
                                                                   -------------

AIRLINES--0.4%
   ExpressJet Holdings, Inc.*                         26,700            311,322
                                                                   -------------

AUTOMOTIVE PARTS & EQUIPMENT--0.4%
   Intier Automotive, Inc., Class A                    1,855             55,223
   Superior Industries International, Inc.             9,700            274,025
                                                                   -------------
                                                                        329,248
                                                                   -------------

BEVERAGES--0.2%
   National Beverage Corp.*                           12,240            115,178
                                                                   -------------

BUILDING & CONSTRUCTION--0.5%
   U.S. Concrete, Inc.*                               55,800            405,666
                                                                   -------------

BUSINESS & PUBLIC SERVICES--2.7%
   4Kids Entertainment, Inc. +*                       28,240            576,943
   Corrections Corp. of America +*                    17,200            679,400
   Digital Generation Systems, Inc.*                 197,700            266,895
   On Assignment, Inc.*                               94,450            493,029
                                                                   -------------
                                                                      2,016,267
                                                                   -------------

CHEMICALS - SPECIALTY--0.9%
   LESCO, Inc. OH                                     28,800            345,600
   Stepan Co.                                         12,500            318,375
                                                                   -------------
                                                                        663,975
                                                                   -------------

COMMERCIAL SERVICES--2.9%
   Century Business Services, Inc.*                  109,600            471,280
   Rewards Network, Inc.*                             32,000            201,600
   Steiner Leisure Ltd. +*                            56,370          1,517,480
                                                                   -------------
                                                                      2,190,360
                                                                   -------------

COMMUNICATIONS EQUIPMENT--0.8%
   Globecom Systems, Inc.*                            51,100            320,908
   TESSCO Technologies, Inc.*                         23,885            317,670
                                                                   -------------
                                                                        638,578
                                                                   -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
COMPUTER EQUIPMENT & SERVICES--3.7%
   BISYS Group, Inc., (The) +*                        32,800       $    525,128
   Computer Horizons Corp.*                           70,565            268,147
   PEC Soulutions, Inc. +*                            34,100            483,879
   Performance Technolgies, Inc. +*                   79,725            568,439
   Pomeroy IT Solutions, Inc. +*                      38,795            529,940
   Rimage Corp. +*                                    29,580            449,912
                                                                   -------------
                                                                      2,825,445
                                                                   -------------

COMPUTER SOFTWARE--4.5%
   Datastream Systems, Inc.*                          39,603            233,657
   EPIQ Systems, Inc. +*                              34,700            520,153
   Geac Computer Corp., Ltd.*                         87,500            686,000
   Hummingbird Ltd.*                                  15,600            375,024
   Pervasive Software, Inc. +*                        43,900            175,161
   Phoenix Technologies Ltd.*                         48,490            393,254
   Sybase, Inc. +*                                    58,190          1,002,614
                                                                   -------------
                                                                      3,385,863
                                                                   -------------

CONSULTING SERVICES--1.5%
   Accenture Ltd., Class A +*                         20,695            536,828
   Clark, Inc. +*                                     35,175            585,664
   Opinion Research Corp.*                             5,060             31,954
                                                                   -------------
                                                                      1,154,446
                                                                   -------------

CONSUMER PRODUCTS--2.7%
   Blyth, Inc. +                                      12,900            378,099
   Reebok International Ltd. +                        26,200          1,018,656
   Silgan Holdings, Inc. +                            12,200            662,460
                                                                   -------------
                                                                      2,059,215
                                                                   -------------

CONTAINERS--0.4%
   Crown Holdings, Inc.*                              26,400            337,920
                                                                   -------------

ELECTRONICS--1.1%
   Checkpoint Systems, Inc.*                          19,400            358,124
   Spectrum Control, Inc. +*                          62,550            466,623
                                                                   -------------
                                                                        824,747
                                                                   -------------

ENGINEERING & CONSTRUCTION--0.6%
   Washington Group International,
       Inc.*                                          10,900            425,100
                                                                   -------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
ENVIRONMENTAL CONTROL--1.0%
   Darling International, Inc.*                       88,425       $    364,311
   Waste Industries USA, Inc.                         31,600            362,452
                                                                   -------------
                                                                        726,763
                                                                   -------------

FINANCIAL SERVICES--7.0%
   BKF Capital Group, Inc. +*                          8,700            280,140
   Countrywide Financial Corp. +                      33,600          1,115,856
   Fannie Mae +                                        8,100            556,470
   Freddie Mac +                                      20,200          1,378,852
   MBIA, Inc. +                                       27,200          1,630,912
   U.S. Global Investors, Inc., Class A*              91,150            314,468
                                                                   -------------
                                                                      5,276,698
                                                                   -------------

FOODS--1.7%
   Interstate Bakeries Corp.                          36,220            209,171
   M & F Worldwide Corp. +*                           56,000            730,800
   Spartan Stores, Inc.*                              62,395            324,454
                                                                   -------------
                                                                      1,264,425
                                                                   -------------

HEALTH CARE - BIOTECH--0.2%
   Savient Pharmaceuticals, Inc.                      84,000            184,800
                                                                   -------------

HEALTH CARE - DRUGS--2.7%
   Pfizer, Inc. +                                     33,500            930,295
   Shire Pharmaceuticals Group PLC - ADR +*           23,200            696,696
   Watson Pharmaceuticals, Inc. +*                    14,900            432,845
                                                                   -------------
                                                                      2,059,836
                                                                   -------------

HEALTH CARE - SERVICES--5.8%
   American Dental Partners, Inc. +*                  26,285            481,278
   Apria Healthcare Group, Inc. +*                    34,105          1,046,000
   Horizon Health Corp. *                              6,875            164,931
   Kendle International, Inc.*                        26,295            217,986
   Medco Health Solutions, Inc. +*                    17,915            675,754
   RehabCare Group, Inc. +*                           31,900            839,608
   Renal Care Group, Inc. +*                          28,200            939,060
                                                                   -------------
                                                                      4,364,617
                                                                   -------------

HEALTH CARE - SUPPLIES--0.9%
   Cantel Medical Corp. +*                            13,800            413,448

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
   Osteotech, Inc. +*                                 49,065       $    266,914
                                                                   -------------
                                                                        680,362
                                                                   -------------

INSURANCE - OTHER--13.1%
   ACE Ltd.                                           26,900          1,087,298
   Aspen Insurance Holdings Ltd. +                    32,400            801,900
   Assured Guaranty Ltd. +                            37,492            690,603
   Bristol West Holdings, Inc. +*                     27,535            555,381
   Infinity Property & Casualty Corp. +               17,700            654,900
   IPC Holdings Ltd. +                                18,500            787,545
   Nationwide Financial Services,
       Inc., Class A +                                10,600            398,348
   PartnerRe Ltd. +                                   14,100            863,202
   Platinum Underwriters Holdings Ltd. +              33,240            990,884
   ProCentury Corp. +                                 58,205            584,960
   Protective Life Corp. +                            17,900            749,115
   Radian Group, Inc. +                               24,400          1,250,500
   Wesco Financial Corp. +                             1,300            500,825
                                                                   -------------
                                                                      9,915,461
                                                                   -------------

INTERNET SERVICES--2.1%
   Apropos Technology, Inc.*                          31,685             94,738
   EarthLink, Inc. +*                                 54,500            590,780
   iPass, Inc. +*                                     75,200            488,048
   Knot, Inc., (The)*                                 92,922            404,211
                                                                   -------------
                                                                      1,577,777
                                                                   -------------

LEISURE & LODGING--2.5%
   GTECH Holdings Corp. +                             16,000            386,400
   Intrawest Corp. +                                  10,500            209,895
   MTR Gaming Group, Inc. +*                          36,470            366,888
   Multimedia Games, Inc.*                            29,900            391,092
   Penn National Gaming, Inc. +*                      10,100            532,977
                                                                   -------------
                                                                      1,887,252
                                                                   -------------

MACHINERY--0.8%
   Global Power Equipment Group, Inc. +*              68,235            592,962
                                                                   -------------

MANUFACTURING--1.4%
   Mueller Industries, Inc. +                         13,900            427,147
   NN, Inc. +                                         32,360            412,266

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
   Velcro Industries N.V                              15,532       $    194,150
                                                                   -------------
                                                                      1,033,563
                                                                   -------------

MEDIA & ENTERTAINMENT--1.0%
   Time Warner, Inc. +*                               43,400            768,614
                                                                   -------------

MEDICAL EQUIPMENT AND SUPPLIES--0.8%
   Bio-Logic Systems Corp.*                           19,200            156,672
   MTS Medication Technologies*                       72,845            459,652
                                                                   -------------
                                                                        616,324
                                                                   -------------

OFFICE EQUIPMENT & SUPPLIES--2.0%
   Ennis, Inc. +                                      21,000            416,850
   Xerox Corp. +*                                     73,900          1,132,148
                                                                   -------------
                                                                      1,548,998
                                                                   -------------

OIL & GAS  - EXPLORATION--5.7%
   EnCana Corp. +                                     14,900            849,747
   Marathon Oil Corp. +                               18,755            739,697
   PetroQuest Energy, Inc.*                          109,410            551,427
   Pogo Producing Co. +                               13,100            661,550
   Tesoro Petroleum Corp. +*                          30,800          1,020,096
   Transocean, Inc.*                                  12,400            499,348
                                                                   -------------
                                                                      4,321,865
                                                                   -------------

OIL SERVICES--1.6%
   Global Industries Ltd.*                            37,800            324,324
   Superior Energy Services, Inc. +*                  32,530            477,540
   Todco, Class A +*                                  16,725            292,855
   Trico Marine Services, Inc.*                      317,555            111,144
                                                                   -------------
                                                                      1,205,863
                                                                   -------------

PAPER FOREST PRODUCTS & PACKAGING--0.7%
   Schweitzer-Mauduit International, Inc. +           15,500            535,680
                                                                   -------------

REAL ESTATE--2.0%
   American Financial Realty Trust (REIT) +           51,500            766,835
   United Capital Corp. +*                            31,630            767,028
                                                                   -------------
                                                                      1,533,863
                                                                   -------------

RECREATIONAL PRODUCTS - TOYS--1.0%
   Hasbro, Inc. +                                     39,000            742,170
                                                                   -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
RETAIL--1.9%
   Dress Barn, Inc. (The)*                            36,700       $    630,139
   Kenneth Cole Productions, Inc., Class A            28,490            841,025
                                                                   -------------
                                                                      1,471,164
                                                                   -------------

RETAIL - HARD GOODS--5.2%
   Barnes & Noble, Inc. +*                            34,500            934,260
   Claire's Stores, Inc. +                            43,380            882,783
   GameStop Corp., Class A +*                         17,500            369,075
   Limited Brands +                                   19,900            486,356
   Rent-A-Center, Inc. +*                             19,835            505,594
   Zale Corp. +*                                      24,900            728,325
                                                                   -------------
                                                                      3,906,393
                                                                   -------------

SAVINGS & LOANS--0.8%
   Franklin Bank Corp. +*                             34,000            620,840
                                                                   -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.7%
   Atmel Corp.*                                       61,800            219,390
   White Electronic Designs Corp. +*                  48,875            327,463
                                                                   -------------
                                                                        546,853
                                                                   -------------

SERVICES - BUSINESS--1.1%
   MAXIMUS, Inc.*                                     26,800            839,644
                                                                   -------------

TELECOMMUNICATIONS--2.6%
   MCI, Inc. +                                        27,400            516,764
   PTEK Holdings, Inc. +*                             45,200            475,956
   SBC Communications, Inc.                           29,600            386,576
   West Corp. +*                                      16,800            581,952
                                                                   -------------
                                                                      1,961,248
                                                                   -------------

TELECOMMUNICATIONS EQUIPMENT--2.6%
   C-COR Inc.*                                        35,300            315,935
   Comtech Telecommunications Corp. +*                52,000          1,636,960
                                                                   -------------
                                                                      1,952,895
                                                                   -------------

TEXTILES & APPAREL--0.8%
   Lakeland Industries, Inc. +*                       31,800            624,870
                                                                   -------------

TOBACCO--0.6%
   Universal Corp.                                     9,800            477,064
                                                                   -------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------

TRAVEL SERVICES--0.5%
   Navigant International, Inc.*                      34,600       $    379,908
                                                                   -------------

UTILITIES - ELECTRIC--0.5%
   Central Vermont Public Service Corp.               16,700            377,086
                                                                   -------------

TOTAL DOMESTIC COMMON STOCK
     (Cost $64,391,910)                                              72,068,308
                                                                   -------------

                                                       PAR
                                                      (000)           VALUE
                                                   ------------    -------------
CONVERTIBLE BONDS--0.1%
   Interpool, Inc.
       9.25% 12/27/22                                     75             79,875
                                                                   -------------

TOTAL CONVERTIBLE BONDS--0.1%
     (Cost $75,000)                                                      79,875
                                                                   -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
CORPORATE BONDS--0.2%

PREFERRED STOCK--0.2%
   Mueller Industries, Inc. 6% Senior
       Subordinated Debentures
       (Metal Fabricate LOC)                         118,000            116,230
                                                                   -------------

TOTAL CORPORATE BONDS--0.2%
     (Cost $118,000)                                                    116,230
                                                                   -------------
SHORT-TERM INVESTMENTS--17.1%
   PNC Bank Money Market Deposit
       Account 1.62% 12/01/04
       1.620% 12/01/04                            12,934,970         12,934,970
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS--17.1%
     (Cost $12,934,970)                                              12,934,970
                                                                   -------------
TOTAL LONG POSITIONS--112.5%
     (Cost $77,519,880)**                                            85,199,383
                                                                   -------------

SECURITIES SOLD SHORT--(56.9%)

AEROSPACE & DEFENSE--(0.5%)
   Innovative Solutions and Support, Inc.*            (8,100)          (247,941)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
   TransTechnology Corp.*                            (19,500)      $   (147,225)
                                                                   -------------
                                                                       (395,166)
                                                                   -------------

AIRLINES--(0.7%)
   AMR Corp.*                                        (20,800)          (187,824)
   Northwest Airlines Corp.*                         (27,000)          (276,480)
   UAL Corp.*                                        (74,165)           (73,423)
                                                                   -------------
                                                                       (537,727)
                                                                   -------------

AUTOMOTIVE PARTS & EQUIPMENT--(0.5%)
   A.S.V., Inc.*                                      (3,840)          (161,011)
   Goodyear Tire & Rubber Co., (The)*                (19,130)          (241,421)
                                                                   -------------
                                                                       (402,432)
                                                                   -------------

BANKS - REGIONAL--(0.8%)
   First Horizon National Corp.                       (6,500)          (284,050)
   First Indiana Corp.                               (13,000)          (301,210)
                                                                   -------------
                                                                       (585,260)
                                                                   -------------

BROADCASTING--(1.2%)
   Crown Media Holdings, Inc., Class A*              (24,650)          (218,399)
   Cumulus Media, Inc., Class A*                      (6,810)          (104,057)
   NTN Communications, Inc.*                         (42,900)          (118,404)
   Spanish Broadcasting System, Inc., Class A        (24,700)          (264,043)
   XM Satellite Radio Holdings, Inc., Class A*        (5,400)          (199,314)
                                                                   -------------
                                                                       (904,217)
                                                                   -------------

BUILDING & CONSTRUCTION--(0.5%)
   Shaw Group, Inc., (The)*                          (23,680)          (348,806)
   Trex Co., Inc.*                                        (5)              (235)
                                                                   -------------
                                                                       (349,041)
                                                                   -------------

BUSINESS & PUBLIC SERVICES--(0.7%)
   Learning Tree International, Inc.*                 (7,430)           (97,556)
   Mobile Mini, Inc.*                                (13,000)          (393,770)
                                                                   -------------
                                                                       (491,326)
                                                                   -------------

CHEMICALS - SPECIALTY--(1.0%)
   NOVA Chemicals Corp.                              (10,520)          (487,707)
   Zoltek Cos., Inc.*                                (25,550)          (235,060)
                                                                   -------------
                                                                       (722,767)
                                                                   -------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
COMMERCIAL SERVICES--(0.7%)
   Euronet Worldwide, Inc.*                          (12,055)      $   (296,553)
   Iron Mountain, Inc.*                               (4,635)          (139,652)
   LML Payment Systems, Inc.*                        (19,210)           (83,756)
                                                                   -------------
                                                                       (519,961)
                                                                   -------------

COMPUTER EQUIPMENT & SERVICES--(3.7%)
   ConSyGen, Inc.*                                      (200)                 0
   DataTRAK International, Inc.*                     (21,600)          (246,240)
   Digital River, Inc.*                               (4,400)          (184,448)
   Kronos, Inc.*                                      (3,710)          (187,503)
   Maxwell Technologies, Inc.                        (18,300)          (196,542)
   Mobility Electronics, Inc.*                       (31,390)          (304,797)
   National Instruments Corp.                         (5,290)          (151,294)
   PDF Solutions, Inc.*                              (15,580)          (200,515)
   Research In Motion Ltd.*                           (2,900)          (258,013)
   Satellite Enterprises Corp.*                       (8,615)            (2,154)
   Stratasys, Inc.*                                   (7,600)          (245,480)
   Trident Microsystems, Inc.*                       (25,100)          (391,560)
   Tyler Technologies, Inc.*                         (23,500)          (184,240)
   Viewpoint Corp.*                                  (83,900)          (219,818)
   Xybernaut Corp.*                                  (35,000)           (42,000)
                                                                   -------------
                                                                     (2,814,604)
                                                                   -------------

COMPUTER SOFTWARE--(1.7%)
   Magma Design Automation, Inc.*                     (7,100)           (96,276)
   Mercury Interactive Corp.*                         (5,880)          (268,187)
   Red Hat, Inc.*                                    (10,800)          (156,384)
   Smith Micro Software, Inc.*                       (24,300)          (170,343)
   Take-Two Interactive Software, Inc.*               (6,600)          (230,670)
   Ultimate Software Group, Inc., (The)*             (29,310)          (374,288)
                                                                   -------------
                                                                     (1,296,148)
                                                                   -------------

CONSUMER PRODUCTS--(0.6%)
   Central Garden & Pet Co.*                          (4,600)          (178,020)
   Omega Protein Corp.*                              (17,400)          (146,334)
   Senomyx, Inc.*                                    (15,600)          (154,440)
                                                                   -------------
                                                                       (478,794)
                                                                   -------------

CONSUMER SPECIALTIES--(0.3%)
   Greg Manning Auctions, Inc.*                      (19,370)          (222,174)
                                                                   -------------

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
DATA PROCESSING SERVICES--(0.8%)
   Dawson Geophysical Co.*                            (7,600)      $   (177,460)
   FalconStor Software, Inc.*                        (18,100)          (141,723)
   Total Systems Services, Inc.                      (11,760)          (303,526)
                                                                   -------------
                                                                       (622,709)
                                                                   -------------

ELECTRONIC EQUIPMENT & PRODUCTS--(3.0%)
   Electro Rent Corp.*                               (22,000)          (311,960)
   FLIR Systems, Inc.*                                (2,500)          (140,875)
   ICOS Vision Systems Corp., N.V.*                   (6,272)          (147,016)
   Interlink Electronics, Inc.*                      (17,600)          (157,872)
   Magal Security Systems Ltd.*                      (21,000)          (273,840)
   Measurement Specialities,  Inc.*                   (9,400)          (239,794)
   NVE Corp.*                                         (6,300)          (185,409)
   QSound Labs, Inc.*                                (22,440)          (169,422)
   Taser International, Inc.*                        (13,400)          (367,696)
   Video Display Corp.                               (17,700)          (241,605)
                                                                   -------------
                                                                     (2,235,489)
                                                                   -------------

ELECTRONICS--(2.9%)
   FEI Co.*                                          (12,380)          (264,808)
   Fiberstars, Inc.*                                 (18,645)          (167,805)
   Identix, Inc.*                                    (26,630)          (211,176)
   Ionatron, Inc.*                                   (23,615)          (226,704)
   SonoSite, Inc.*                                    (7,100)          (211,935)
   SpatiaLight, Inc.*                                (65,660)          (588,970)
   Universal Display Corp.*                          (29,160)          (284,310)
   Veeco Instruments, Inc.*                          (12,810)          (248,386)
                                                                   -------------
                                                                     (2,204,094)
                                                                   -------------

ENERGY--(2.2%)
   Ballard Power Systems, Inc.*                      (14,600)           (98,112)
   Energy Conversion Devices, Inc.*                  (16,900)          (376,194)
   KFx, Inc.*                                        (31,750)          (478,155)
   Medis Technologies Ltd.*                          (17,609)          (286,146)
   Plug Power, Inc.*                                 (28,750)          (169,913)
   Power-One, Inc.*                                  (19,860)          (182,513)
   Valence Technology, Inc.*                         (30,650)          (110,340)
                                                                   -------------
                                                                     (1,701,373)
                                                                   -------------

ENVIRONMENTAL SERVICES--(0.6%)
   Clean Harbors, Inc.*                              (14,935)          (187,136)
   Flanders Corp.*                                   (20,700)          (206,586)

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
   Pure Cycle Corp.*                                 (12,115)      $    (93,285)
                                                                   -------------
                                                                       (487,007)
                                                                   -------------

FINANCIAL SERVICES--(1.8%)
   Fremont General Corp.                             (10,500)          (249,900)
   Harris & Harris Group, Inc.                       (20,600)          (304,056)
   LaBranche & Co., Inc.*                            (30,300)          (242,703)
   NextCard, Inc.*                                  (128,500)            (1,928)
   W.P. Stewart & Co. Ltd.                           (25,940)          (592,729)
                                                                   -------------
                                                                     (1,391,316)
                                                                   -------------

FOODS--(1.0%)
   Lifeway Foods, Inc.*                               (8,135)           (75,899)
   Safeway, Inc.*                                    (17,700)          (341,256)
   Sanderson Farms, Inc.                              (3,700)          (137,825)
   Wimm-Bill-Dann Foods OJSC - ADR*                  (13,530)          (186,579)
                                                                   -------------
                                                                       (741,559)
                                                                   -------------

HEALTH CARE - BIOTECH--(5.3%)
   Abgenix, Inc.*                                     (9,290)           (94,293)
   Amylin Pharmaceuticals, Inc.*                     (10,000)          (203,800)
   AtheroGenics, Inc.*                                (7,200)          (170,712)
   Bioenvision, Inc.*                                (20,900)          (215,270)
   BioSante Pharmaceuticals, Inc.*                   (18,855)          (189,870)
   Compugen Ltd.*                                    (11,555)           (53,731)
   Discovery Laboratories, Inc.*                     (23,000)          (160,540)
   Hemispherx Biopharma, Inc.*                       (35,285)           (55,397)
   ICOS Corp.*                                        (7,090)          (171,223)
   Immtech International, Inc.*                      (13,700)          (191,937)
   Isis Pharmaceuticals, Inc.*                       (18,590)           (87,745)
   Isolagen, Inc.*                                   (18,200)          (138,138)
   Ista Pharmaceuticals, Inc.*                       (18,600)          (186,186)
   Martek Biosciences Corp.*                          (6,210)          (241,383)
   Medicines Co., (The)*                             (10,580)          (263,865)
   Myriad Genetics, Inc.*                             (8,670)          (166,811)
   Neurocrine Biosciences, Inc.*                      (4,700)          (216,200)
   Northfield Laboratories, Inc.*                    (12,970)          (242,539)
   Nuvelo, Inc.*                                     (17,700)          (172,575)
   Star Scientific, Inc.*                            (29,815)          (196,481)
   Tapestry Pharmaceuticals, Inc.*                   (94,100)           (91,183)
   Transkaryotic Therapies, Inc.*                    (15,900)          (362,679)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
   Vertex Pharmaceuticals, Inc.*                     (13,630)      $   (144,751)
                                                                   -------------
                                                                     (4,017,309)
                                                                   -------------

HEALTH CARE - DRUGS--(1.2%)
   Cubist Pharmaceuticals, Inc.*                     (12,600)          (151,200)
   Dendreon Corp.*                                   (18,730)          (183,741)
   Indevus Pharmaceuticals, Inc.*                    (22,400)          (154,784)
   Inspire Pharmaceuticals, Inc.*                    (12,010)          (215,099)
   Interpharm Holdings, Inc.*                         (4,470)           (13,634)
   North Biopharmaceuticals, Inc.                    (12,300)          (177,120)
                                                                   -------------
                                                                       (895,578)
                                                                   -------------

HEALTH CARE - SERVICES--(0.6%)
   CPC of America, Inc.*                                (865)           (31,573)
   Eclipsys Corp.*                                   (14,400)          (280,080)
   TriZetto Group, Inc., (The)*                      (21,680)          (153,494)
                                                                   -------------
                                                                       (465,147)
                                                                   -------------

HEALTH CARE - SUPPLIES--(3.4%)
   Align Technology, Inc.*                           (13,590)          (143,646)
   BriteSmile, Inc.*                                 (20,590)          (142,689)
   Conceptus, Inc.*                                  (23,350)          (208,515)
   Cyberonics, Inc.*                                 (11,700)          (217,269)
   Digene Corp.*                                      (6,190)          (149,693)
   EPIX Medical, Inc.*                                (7,860)          (138,336)
   I-Flow Corp. **                                   (10,805)          (221,827)
   Ivax Diagnostics, Inc.*                           (23,655)          (101,716)
   Penwest Pharmaceuticals Co.*                      (16,640)          (207,168)
   Q-Med, Inc.*                                      (12,390)          (143,104)
   STAAR Surgical Co.*                               (17,130)          (101,581)
   ThermoGenesis Corp.*                              (59,010)          (358,191)
   TriPath Imaging, Inc.                             (18,500)          (132,830)
   Zila, Inc.*                                       (65,088)          (289,642)
                                                                   -------------
                                                                     (2,556,207)
                                                                   -------------

INTERNET CONTENT--(0.2%)
   Autobytel, Inc.*                                  (15,300)          (111,384)
                                                                   -------------

INTERNET SERVICES--(4.0%)
   Ask Jeeves, Inc.*                                  (3,700)           (95,608)
   Concur Technologies, Inc.*                        (24,000)          (225,600)
   eResearch Technology, Inc.*                        (5,290)           (77,974)
   Interliant, Inc.*                                    (600)                (1)
   IPIX Corp.*                                       (24,800)          (161,200)

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
   j2 Global Communications, Inc.*                    (3,600)      $   (125,460)
   Juniper Networks, Inc.*                            (5,500)          (151,415)
   Kintera, Inc.*                                    (31,500)          (256,095)
   Lionbridge Technologies, Inc.*                    (16,790)           (92,513)
   Monster Worldwide, Inc.*                           (7,900)          (222,701)
   Netflix, Inc.*                                    (15,600)          (177,528)
   Openwave Systems, Inc.*                           (20,310)          (267,686)
   Overstock.com, Inc.*                               (3,600)          (256,536)
   Shopping.com Ltd.*                                 (5,400)          (165,353)
   Travelzoo, Inc.*                                   (5,115)          (475,695)
   Tumbleweed Communications Corp.*                  (49,900)          (174,650)
   Zix Corp.                                         (20,050)           (91,829)
                                                                   -------------
                                                                     (3,017,844)
                                                                   -------------

LEISURE & LODGING--(0.2%)
   RC2 Corp.*                                         (5,200)          (162,708)
                                                                   -------------

MACHINERY--0.0%
   SureBeam Corp., Class A*                         (111,800)              (783)
                                                                   -------------

MANUFACTURING--(1.1%)
   Ceradyne, Inc.*                                    (3,300)          (163,020)
   Charles & Colvard Ltd.*                           (19,000)          (181,241)
   Foamex International, Inc.*                       (28,800)          (117,216)
   Nanophase Technologies Corp.*                     (37,100)          (228,907)
   Trinity Industries, Inc.                           (4,330)          (153,066)
                                                                   -------------
                                                                       (843,450)
                                                                   -------------

MARKETING--(0.2%)
   aQuantive, Inc.*                                  (15,000)          (130,350)
                                                                   -------------

MEDIA & ENTERTAINMENT--(0.7%)
   Martha Stewart Living Omnimedia,
       Inc., Class A*                                (19,230)          (454,213)
   TiVo, Inc.*                                       (23,200)          (109,272)
                                                                   -------------
                                                                       (563,485)
                                                                   -------------

MEDICAL EQUIPMENT AND SUPPLIES--(1.2%)
   DepoMed, Inc.*                                    (27,600)          (128,616)
   Luminex Corp.*                                    (18,900)          (170,289)
   Microvision, Inc.*                                (46,930)          (357,137)
   Specialty Labortories, Inc.*                      (14,020)          (153,940)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
   Urologix, Inc.*                                   (13,600)      $    (96,832)
                                                                   -------------
                                                                       (906,814)
                                                                   -------------

METALS & MINING--(0.8%)
   Allegheny Technologies, Inc.                      (26,100)          (574,200)
                                                                   -------------

OFFICE EQUIPMENT & SUPPLIES--(0.5%)
   Herman Miller, Inc.                                (4,610)          (113,235)
   Interface, Inc., Class A*                         (28,700)          (284,130)
                                                                   -------------
                                                                       (397,365)
                                                                   -------------

OIL SERVICES--(0.2%)
   SEACOR Holdings, Inc.*                             (3,090)          (171,495)
                                                                   -------------

PAPER FOREST PRODUCTS & PACKAGING--(0.2%)
   Graphic Packaging Corp.*                          (21,900)          (178,704)
                                                                   -------------

PHARMACEUTICALS & BIOTECHNOLOGY--(0.3%)
   Pain Therapeutics, Inc.*                          (12,695)           (95,593)
   Progenics Pharmaceuticals, Inc.*                  (10,300)          (153,985)
                                                                   -------------
                                                                       (249,578)
                                                                   -------------

RESTAURANTS--(1.6%)
   BJ's Restaurants, Inc.*                           (13,000)          (194,480)
   Cheesecake Factory, Inc., (The)*                   (3,090)          (151,070)
   Cosi, Inc.*                                       (36,800)          (241,040)
   P.F. Chang's China Bistro, Inc.*                   (5,380)          (302,571)
   Panera Bread Co., Class A*                         (7,270)          (290,364)
                                                                   -------------
                                                                     (1,179,525)
                                                                   -------------

RETAIL--(0.3%)
   Bombay Co., Inc., (The)*                          (20,800)          (143,936)
   Wilsons The Leather Experts, Inc.*                (22,100)          (110,500)
                                                                   -------------
                                                                       (254,436)
                                                                   -------------

RETAIL - FOOD & DRUG--(0.3%)
   bebe stores, Inc.*                                 (7,100)          (257,588)
                                                                   -------------

RETAIL - HARD GOODS--(0.3%)
   AutoNation, Inc.*                                 (12,900)          (238,908)
                                                                   -------------

RETAIL - SOFT GOODS--(0.8%)
   Pantry, Inc., (The)*                               (9,600)          (264,192)
   REX Stores Corp.*                                 (19,400)          (341,440)
                                                                   -------------
                                                                       (605,632)
                                                                   -------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
SAVINGS & LOANS--(0.4%)
   Charter Financial Corp.                            (7,662)      $   (313,452)
                                                                   -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--(2.6%)
   American Superconductor Corp.*                    (14,150)          (195,921)
   FormFactor, Inc.*                                  (7,600)          (183,236)
   Micrel, Inc.*                                     (20,270)          (216,484)
   Photon Dynamics, Inc.*                             (5,690)          (125,464)
   PLX Technology, Inc.*                             (18,800)          (169,388)
   Rambus, Inc.*                                     (13,100)          (302,741)
   Rudolph Technologies, Inc.*                       (13,500)          (216,000)
   Tessera Technologies, Inc.*                        (8,600)          (305,730)
   Volterra Semiconductor Corp.*                     (10,500)          (221,655)
                                                                   -------------
                                                                     (1,936,619)
                                                                   -------------

SOAPS & TOILETRIES--(0.4%)
   Jarden Corp.*                                      (5,800)          (222,546)
   Revlon, Inc., Class A*                            (44,300)           (93,473)
                                                                   -------------
                                                                       (316,019)
                                                                   -------------

TELECOMMUNICATIONS--(0.7%)
   Choice One Communications, Inc.*                  (37,790)                (4)
   CTC Communications Group, Inc. o*                 (98,900)               (10)
   First Avenue Networks, Inc.*                      (24,985)          (183,640)
   Level 3 Communications, Inc.*                    (101,540)          (350,313)
   WorldCom, Inc. - WorldCom Group o*               (147,900)            (1,035)
                                                                   -------------
                                                                       (535,002)
                                                                   -------------

TELECOMMUNICATIONS EQUIPMENT--(2.7%)
   Avanex Corp.*                                     (70,700)          (219,170)
   Corning, Inc.*                                    (14,100)          (177,378)
   Endwave Corp.*                                    (16,700)          (256,846)
   Extreme Networks, Inc.*                           (16,120)          (110,099)
   JDS Uniphase Corp.*                               (30,400)           (96,368)
   Novatel Wireless, Inc.*                            (6,400)          (134,784)
   Paradyne Networks, Inc.*                          (51,200)          (198,656)
   SBA Communications Corp., Class A*                (47,470)          (455,712)
   Symmetricom, Inc.*                                (13,010)          (140,508)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                   ------------    -------------
   TippingPoint Technologies, Inc.*                   (6,265)      $   (217,709)
                                                                   -------------
                                                                     (2,007,230)
                                                                   -------------

TEXTILES & APPAREL--(0.3%)
   Cherokee, Inc.                                     (6,500)          (191,100)
                                                                   -------------

TOBACCO--(0.6%)
   Vector Group Ltd.                                 (27,720)          (454,608)
                                                                   -------------

TRANSPORT - SERVICES--(0.6%)
   Excel Maritime Carriers Ltd.*                     (12,480)          (453,274)
                                                                   -------------

TOTAL SECURITIES SOLD SHORT
     (Proceeds $41,577,854)**                                       (43,088,958)
                                                                   -------------
OTHER ASSETS IN EXCESS OF
     LIABILITIES--44.4%                                              33,632,634
                                                                   -------------
NET ASSETS--100.0%                                                 $ 75,743,059
                                                                   =============

*     -- Non-income producing.

o -- Security is valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

ADR   -- American Depository Receipt.

REIT  -- Real Estate Investment Trust

+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $ 36,265,373
                                                          =============

      Gross unrealized appreciation                       $ 14,669,070
      Gross unrealized depreciation                         (8,824,018)
                                                          -------------

      Net unrealized appreciation/(depreciation)          $  5,845,052
                                                          =============

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                          SHARES           VALUE
                                                       -----------      ------------
DOMESTIC COMMON STOCKS -- 90.7%
AEROSPACE & DEFENSE -- 4.8%
AAR Corp.*                                                  35,675      $   487,677
BE Aerospace, Inc.*                                        159,225        1,687,307
CAE, Inc.                                                  107,675          405,935
GenCorp, Inc.*                                               6,800          114,308
                                                                        ------------
                                                                          2,695,227
                                                                        ------------
AGRICULTURAL CHEMICALS -- 1.5%
Mosaic Co. (The)*                                           49,775          865,089
                                                                        ------------
AGRICULTURE -- 1.5%
Corn Products International, Inc.                           15,575          847,591
                                                                        ------------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC -- 2.6%
HEICO Corp.                                                 20,837          341,935
Triumph Group, Inc.*                                        26,875        1,090,050
                                                                        ------------
                                                                          1,431,985
                                                                        ------------
ALUMINUM -- 0.6%
Commonwealth Industries, Inc.*                              23,425          306,633
                                                                        ------------
AUTOMOBILE PARTS & EQUIPMENT -- 2.6%
Exide Technologies*                                         42,375          527,569
Visteon Corp.                                              110,375          933,772
                                                                        ------------
                                                                          1,461,341
                                                                        ------------
BANKS -- 0.4%
Integra Bank Corp.                                           9,800          224,224
                                                                        ------------
BIOTECH -- 0.1%
Telik, Inc.*                                                 3,700           70,707
                                                                        ------------
CHEMICALS -- 2.1%
Millennium Chemicals, Inc.*                                  9,250          245,865
PolyOne Corp.*                                              40,425          373,123
Sensient Technologies Corp.                                  1,350           31,117
Westlake Chemical Corp.*                                    16,550          519,505
                                                                        ------------
                                                                          1,169,610
                                                                        ------------
COMPUTER COMPONENTS -- 0.2%
Lexar Media, Inc.*                                          16,150          127,423
                                                                        ------------
COMPUTER SOFTWARE -- 0.4%
MSC.Software Corp.*                                         25,125          238,939
                                                                        ------------
CONSTRUCTION -- 1.7%
Shaw Group, Inc. (The)*                                     64,900          955,977
                                                                        ------------
DIVERSIFIED -- 1.9%
Acuity Brands, Inc.                                         19,375          570,206
Viad Corp.                                                  20,700          496,593
                                                                        ------------
                                                                          1,066,799
                                                                        ------------
DRUGS & MEDICAL PRODUCTS -- 0.0%
Par Pharmaceutical Cos., Inc.*                                 350           13,811
                                                                        ------------

                                                          SHARES           VALUE
                                                       -----------      ------------
ELECTRIC PRODUCTS -- 0.4%
Encore Wire Corp.*                                          16,750      $   225,706
                                                                        ------------
ELECTRICAL EQUIPMENT -- 4.2%
EMCOR Group, Inc.*                                          23,525        1,087,325
General Cable Corp.*                                        61,350          834,360
GrafTech International, Ltd.*                               45,975          438,602
                                                                        ------------
                                                                          2,360,287
                                                                        ------------
ELECTRICAL WORK -- 0.8%
Integrated Electrical Services, Inc.*                      144,150          435,333
                                                                        ------------
ELECTRONIC COMPONENTS & ACCESSORIES -- 0.0%
KEMET Corp.*                                                 1,850           16,391
                                                                        ------------
ELECTRONICS -- 0.6%
Curtiss-Wright Corp.                                         4,200          250,320
Plexus Corp.*                                                4,850           66,687
                                                                        ------------
                                                                            317,007
                                                                        ------------
ENERGY & UTILITIES -- 5.1%
Allegheny Energy, Inc.*                                     31,075          594,775
Reliant Resources, Inc.*                                   189,775        2,254,527
                                                                        ------------
                                                                          2,849,302
                                                                        ------------
ENTERTAINMENT -- 0.5%
Gaylord Entertainment Co.*                                   7,500          264,300
                                                                        ------------
FERTILIZERS -- 0.7%
LESCO, Inc.                                                 30,450          365,400
                                                                        ------------
FOOTWEAR -- 0.5%
Barry (R.G.) Corp.*                                         72,075          252,262
                                                                        ------------
GENERAL INDUSTRIAL MACHINERY & EQUIPMENT -- 1.4%
Manitowoc Co., Inc. (The)                                   10,350          386,572
Metso Corp.                                                 25,300          407,330
                                                                        ------------
                                                                            793,902
                                                                        ------------
HEALTH CARE DIVERSIFIED -- 0.2%
NeighborCare, Inc.*                                          4,175          117,276
                                                                        ------------
HOMEBUILDING -- 2.9%
Champion Enterprises, Inc.*                                141,175        1,620,689
                                                                        ------------
HOTELS & RESTAURANTS -- 0.8%
Interstate Hotels & Resorts, Inc.*                          93,775          445,431
                                                                        ------------
HOUSEHOLD APPLIANCES -- 0.6%
Maytag Corp.                                                16,550          332,655
                                                                        ------------
INSURANCE -- 2.8%
Assured Guaranty, Ltd.                                       6,800          125,256
NCRIC Group, Inc.*                                          10,450          100,425
ProAssurance Corp.*                                         20,000          781,000
Scottish Annuity & Life Holdings, Ltd.                      16,050          369,150
U.S.I. Holdings Corp.*                                      17,300          198,604
                                                                        ------------
                                                                          1,574,435
                                                                        ------------

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                          SHARES           VALUE
                                                       -----------      ------------
MACHINERY -- 2.4%
Flowserve Corp.*                                            23,100      $   582,582
Terex Corp.*                                                14,700          673,848
UNOVA, Inc.*                                                 4,400           97,504
                                                                        ------------
                                                                          1,353,934
                                                                        ------------
MANUFACTURED HOUSING -- 0.9%
Fleetwood Enterprises, Inc.*                                36,450          493,898
                                                                        ------------
MANUFACTURING -- 4.4%
Navistar International Corp.*                               23,100          950,565
Trinity Industries, Inc.                                    25,089          886,896
York International Corp.                                    17,225          635,086
                                                                        ------------
                                                                          2,472,547
                                                                        ------------
MEDICAL & MEDICAL SERVICES -- 0.1%
Per-Se Technologies, Inc.*                                   4,300           59,297
                                                                        ------------
METALS & MINING -- 1.3%
Brush Engineered Materials, Inc.*                           37,750          736,125
                                                                        ------------
OFFICE FURNISHINGS -- 1.6%
Interface, Inc.*                                            88,995          881,051
                                                                        ------------
OIL & GAS FIELD SERVICES -- 1.3%
Willbros Group, Inc.*                                       40,450          728,505
                                                                        ------------
OIL REFINING -- 0.8%
Premcor, Inc.*                                              10,125          451,069
                                                                        ------------
PAPER -- 1.5%
Glatfelter                                                  57,750          830,445
                                                                        ------------
PAPER & FORESTRY PRODUCTS -- 2.0%
Longview Fibre Co.                                          35,900          623,942
Neenah Paper, Inc.*                                         13,600          480,352
Votorantim Celulose e Papel S.A. -- ADR                        550           20,708
                                                                        ------------
                                                                          1,125,002
                                                                        ------------
RACETRACKS -- 0.3%
Magna Entertainment Corp.*                                  28,050          168,300
                                                                        ------------
REAL ESTATE -- 7.1%
American Real Estate Partners, L.P.*                        59,575        1,448,864
Jones Lang LaSalle, Inc.*                                   38,450        1,380,355
MI Developments, Inc.*                                      39,225        1,113,990
                                                                        ------------
                                                                          3,943,209
                                                                        ------------
REAL ESTATE INVESTMENT TRUST -- 7.3%
Affordable Residential Communities                          30,700          396,030
Boykin Lodging Co.                                         175,775        1,539,789
CRT Properties, Inc.                                        40,875        1,003,073
MeriStar Hospitality Corp.*                                168,900        1,148,520
                                                                        ------------
                                                                          4,087,412
                                                                        ------------
RESTAURANTS -- 1.6%
Triarc Cos., Inc., Class A                                  14,450          187,127

                                                          SHARES           VALUE
                                                       -----------      ------------
Triarc Cos., Inc., Class B                                  55,050      $   701,888
                                                                        ------------
                                                                            889,015
                                                                        ------------
RETAIL -- 1.2%
MarineMax, Inc.*                                            17,750          521,850
Warnaco Group, Inc. (The)*                                   8,075          160,450
                                                                        ------------
                                                                            682,300
                                                                        ------------
RETAIL - SPECIALTY STORES -- 1.9%
Casual Male Retail Group, Inc.*                             77,239          333,672
Pep Boys-Manny, Moe & Jack (The)                            20,050          315,788
Zale Corp.*                                                 13,500          394,875
                                                                        ------------
                                                                          1,044,335
                                                                        ------------
RETAIL MERCHANDISING -- 0.9%
Dillard's, Inc.                                              7,225          181,926
Great Atlantic & Pacific Tea Company, Inc. (The)*           39,850          301,266
                                                                        ------------
                                                                            483,192
                                                                        ------------
SEMICONDUCTOR EQUIPMENT -- 6.4%
Alliance Semiconductor Corp.*                              167,700          586,950
Axcelis Technologies, Inc.*                                 18,800          137,240
BE Semiconductor Industries N.V.*                          353,293        1,950,177
Integrated Silicon Solution, Inc.*                          97,400          746,084
Kulicke and Soffa Industries, Inc.*                         21,200          158,576
LTX Corp.*                                                   2,650           18,921
                                                                        ------------
                                                                          3,597,948
                                                                        ------------
SEMICONDUCTORS & RELATED -- 2.9%
Amkor Technology, Inc.*                                     30,750          169,125
ASM International N.V.*                                     72,375        1,150,762
STATS ChipPAC, Ltd. -- ADR*                                  5,800           32,544
ZiLOG, Inc.*                                                39,150          256,433
                                                                        ------------
                                                                          1,608,864
                                                                        ------------
TELECOMMUNICATIONS & EQUIPMENT -- 0.2%
Boston Communications Group, Inc.*                           8,750           77,875
Triton PCS Holdings, Inc.*                                  17,475           43,688
                                                                        ------------
                                                                            121,563
                                                                        ------------
TRANSPORTATION -- 1.3%
Alexander & Baldwin, Inc.                                    5,575          235,879
Covenant Transport, Inc., Class A*                           5,350          102,827
Stolt-Nielsen S.A. -- ADR                                   14,275          400,699
                                                                        ------------
                                                                            739,405
                                                                        ------------
TRUCK TRAILERS -- 0.3%
Wabash National Corp.*                                       7,500          186,525
                                                                        ------------
UTILITIES -- 1.1%
Avista Corp.                                                33,400          594,520
                                                                        ------------

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                          SHARES           VALUE
                                                       -----------      ------------
     TOTAL DOMESTIC COMMON STOCKS
         (Cost $37,498,707)                                              50,724,193
                                                                        ------------
CANADIAN COMMON STOCKS -- 1.3%
MANUFACTURING -- 0.1%
Bombardier, Inc., Class B                              $    27,600      $    53,387
                                                                        ------------
METALS & MINING -- 1.0%
Cameco Corp.                                                 6,000          590,135
                                                                        ------------
REAL ESTATE INVESTMENT TRUST -- 0.2%
Trizec Canada, Inc.                                          6,100           86,751
                                                                        ------------
     TOTAL CANADIAN COMMON STOCK
         (Cost $263,426)                                                    730,273
                                                                        ------------
PREFERRED STOCKS -- 0.3%
UTILITIES -- 0.3%
Sierra Pacific Resources 9.00%                               3,600          149,760
                                                                        ------------
     TOTAL PREFERRED STOCKS
         (Cost $121,200)                                                    149,760
                                                                        ------------

                                                           PAR
                                                          (000)            VALUE
                                                       -----------      ------------
CORPORATE BONDS -- 1.3%
Mercer International, Inc. SR SB CV144A
   8.50%, 10/15/10                                             500          741,250
                                                                        ------------
     TOTAL CORPORATE BONDS
         (Cost $500,000)                                                    741,250
                                                                        ------------

                                                          SHARES           VALUE
                                                       -----------      ------------
EXCHANGE TRADED FUNDS -- 0.5%
FINANCE -- 0.5%
iShares Russell 2000 Value Index Fund                        1,475          280,766
                                                                        ------------
     TOTAL EXCHANGE TRADED FUNDS
         (Cost $232,076)                                                    280,766
                                                                        ------------
SHORT-TERM INVESTMENTS -- 5.6%
Galaxy Money Market Fund                                 2,815,711        2,815,711
Wilmington Prime Money Market Portfolio                    309,167          309,167
                                                                        ------------
     TOTAL SHORT-TERM INVESTMENTS
         (Cost $3,124,878)                                                3,124,878
                                                                        ------------

TOTAL INVESTMENTS -- 99.7%
(Cost $41,740,287)                                                       55,751,120
                                                                        ------------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                               190,178
                                                                        ------------

NET ASSETS -- 100.0%                                                    $55,941,298
                                                                        ============

*     Non-income producing.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2004, these securities amounted to 1.33% of net assets.

ADR   -- American Depository Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $ 43,392,630
                                                          =============

      Gross unrealized appreciation                       $ 14,414,197
      Gross unrealized depreciation                         (2,055,707)
                                                          -------------

      Net unrealized appreciation/(depreciation)          $ 12,358,490
                                                          =============

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                               SHARES          VALUE
                                                            ------------    -------------
DOMESTIC COMMON STOCKS -- 87.9%
AEROSPACE & DEFENSE -- 5.7%
Boeing Co. (The)                                                55,450      $  2,970,456
                                                                            -------------
AGRICULTURAL CHEMICALS -- 3.2%
Mosaic Co. (The)*                                               96,775         1,681,949
                                                                            -------------
AGRICULTURE -- 0.4%
Archer-Daniels-Midland Co.                                      10,625           225,250
                                                                            -------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.2%
Visteon Corp.                                                   74,900           633,654
                                                                            -------------
AUTOMOBILES -- 1.9%
HONDA MOTOR Co., Ltd. -- ADR                                    42,200         1,010,690
                                                                            -------------
BANKS -- 2.7%
J.P. Morgan Chase & Co.                                         37,225         1,401,521
                                                                            -------------
BROADCASTING & CABLE TELEVISION -- 5.4%
Liberty Media Corp.*                                           147,270         1,521,299
Liberty Media International, Inc., Class A*                     30,167         1,298,991
                                                                            -------------
                                                                               2,820,290
                                                                            -------------
CHEMICALS - DIVERSIFIED -- 1.1%
Bayer AG -- ADR                                                 18,375           584,876
                                                                            -------------
CHEMICALS - SPECIALTY -- 0.6%
Dow Chemical Co. (The)                                           6,675           336,887
                                                                            -------------
COMPUTERS, SOFTWARE & SERVICING -- 2.9%
BearingPoint, Inc.*                                             90,950           791,265
Electronic Data Systems Corp.                                   32,850           737,482
                                                                            -------------
                                                                               1,528,747
                                                                            -------------
DRUGS & MEDICAL PRODUCTS -- 0.1%
Bristol-Meyers Squibb Co.                                          750            17,625
IVAX Corp.*                                                      1,650            25,756
                                                                            -------------
                                                                                  43,381
                                                                            -------------
ELECTRONIC COMPONENTS & ACCESSORIES -- 5.2%
Avnet, Inc.*                                                    46,250           851,000
Sanmina-SCI Corp.*                                             208,525         1,841,276
Vishay Intertechnology, Inc.*                                    2,050            29,950
                                                                            -------------
                                                                               2,722,226
                                                                            -------------
ELECTRONICS -- 0.9%
Agilent Technologies, Inc.*                                     20,450           468,100
                                                                            -------------
ENERGY & UTILITIES -- 3.0%
Reliant Resources, Inc.*                                       134,250         1,594,890
                                                                            -------------
FINANCIAL SERVICES -- 2.2%
CIT Group, Inc.                                                 15,650           669,038
PMI Group, Inc. (The)                                           11,350           467,393
                                                                            -------------
                                                                               1,136,431
                                                                            -------------
FOOD -- 3.4%
H.J. Heinz Co.                                                     300            11,148

                                                               SHARES          VALUE
                                                            ------------    -------------
Tate & Lyle P.L.C. -- ADR                                       47,575      $  1,790,599
                                                                            -------------
                                                                               1,801,747
                                                                            -------------
FOOD & BEVERAGE -- 1.1%
Smithfield Foods, Inc.*                                         19,400           563,570
                                                                            -------------
GAMBLING - NON HOTEL -- 0.2%
GTECH Holdings Corp.                                             3,700            89,355
                                                                            -------------
HOME FURNISHINGS & HOUSEWARES -- 1.2%
Newell Rubbermaid, Inc.                                         27,375           631,815
                                                                            -------------
HOSPITALS -- 0.4%
Triad Hospitals, Inc.*                                           6,000           220,140
                                                                            -------------
HOTELS & RESTAURANTS -- 3.8%
Starwood Hotels & Resorts Worldwide, Inc.                       37,675         1,970,026
                                                                            -------------
INDUSTRIAL GOODS & MATERIALS -- 4.7%
Tyco International, Ltd.                                        72,800         2,473,016
                                                                            -------------
INSURANCE -- 2.7%
Aon Corp.                                                       48,200         1,017,984
Loews Corp.                                                      5,875           410,721
                                                                            -------------
                                                                               1,428,705
                                                                            -------------
LEISURE & ENTERTAINMENT -- 2.7%
Carnival Corp.                                                  27,075         1,435,246
                                                                            -------------
LIFE & HEALTH INSURANCE -- 1.6%
Genworth Financial, Inc., Class A*                              31,775           835,683
                                                                            -------------
MANUFACTURING -- 3.2%
Brunswick Corp.                                                  6,650           324,653
Navistar International Corp.*                                   33,100         1,362,065
                                                                            -------------
                                                                               1,686,718
                                                                            -------------
MEDICAL & MEDICAL SERVICES -- 1.2%
Tenet Healthcare Corp.*                                         56,850           616,823
                                                                            -------------
METALS & MINING -- 1.9%
Freeport-McMoRan Copper & Gold, Inc.,
   Class B                                                      25,191           985,724
                                                                            -------------
OIL REFINING -- 2.0%
Premcor, Inc.*                                                  23,250         1,035,788
                                                                            -------------
PAPER & FORESTRY PRODUCTS -- 3.4%
Abitibi-Consolidated, Inc.                                      77,525           522,519
Domtar, Inc.                                                    43,850           530,585
International Paper Co.                                         17,025           706,878
                                                                            -------------
                                                                               1,759,982
                                                                            -------------
POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS -- 2.1%
NRG Energy, Inc.*                                               34,327         1,098,464
                                                                            -------------
REAL ESTATE -- 3.0%
CB Richard Ellis Group, Inc., Class A*                          29,850           808,636
St. Joe Co. (The)                                               14,330           786,001
                                                                            -------------
                                                                               1,594,637
                                                                            -------------

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                               SHARES          VALUE
                                                            ------------    -------------
REAL ESTATE INVESTMENT TRUST -- 1.2%
Trizec Properties, Inc.                                         37,775      $    622,154
                                                                            -------------
RETAIL - CONSUMER ELECTRONICS STORES -- 0.4%
Circuit City Stores, Inc.                                       14,780           230,420
                                                                            -------------
RETAIL - DEPARTMENT STORES -- 3.0%
J.C. Penney Co., Inc.                                           28,375         1,095,275
Kohl's Corp.*                                                   10,650           491,604
                                                                            -------------
                                                                               1,586,879
                                                                            -------------
SEMI-CONDUCTORS & RELATED -- 0.5%
Teradyne, Inc.*                                                 14,575           248,650
                                                                            -------------
TELECOMMUNICATIONS & EQUIPMENT -- 1.5%
Telephone & Data Systems, Inc.                                  10,325           800,188
                                                                            -------------
TRANSPORTATION -- 4.3%
CSX Corp.                                                       33,125         1,263,056
Swift Transportation Co.*                                       19,025           370,797
Werner Enterprises, Inc.                                        26,737           601,583
                                                                            -------------
                                                                               2,235,436
                                                                            -------------
UTILITIES -- 0.6%
First Energy Corp.                                               7,675           324,115
                                                                            -------------
WHOLESALE - DRUG DISTRIBUTION -- 1.3%
AmerisourceBergen Corp.                                         11,625           685,178
                                                                            -------------
     TOTAL DOMESTIC COMMON STOCKS
         (Cost $37,897,760)                                                   46,119,807
                                                                            -------------
CANADIAN COMMON STOCKS -- 0.7%
MANUFACTURING -- 0.7%
Bombardier, Inc., Class B                                      199,475           385,848
                                                                            -------------
     TOTAL CANADIAN COMMON STOCK
         (Cost $588,680)                                                         385,848
                                                                            -------------

                                                                PAR
                                                               (000)           VALUE
                                                            ------------    -------------
CORPORATE BONDS -- 0.3%
Delta Air Lines, Inc. (Caa2, B-)
   8.00%, 06/03/23                                                 276           168,015
                                                                            -------------
     TOTAL CORPORATE BONDS
         (Cost $194,219)                                                         168,015
                                                                            -------------

EXCHANGE TRADED FUNDS -- 4.2%
FINANCE -- 4.2%
iShares Russell 1000 Value Index Fund                           33,785         2,182,511
                                                                            -------------

     TOTAL EXCHANGE TRADED FUNDS
         (Cost $2,121,144)                                                     2,182,511
                                                                            -------------

                                                               SHARES          VALUE
                                                            ------------    -------------
SHORT-TERM INVESTMENTS -- 6.9%
Galaxy Money Market Fund                                     2,642,628      $  2,642,628
Wilmington Prime Money Market Portfolio                        954,123           954,123
                                                                            -------------
     TOTAL SHORT-TERM INVESTMENTS
         (Cost $3,596,751)                                                     3,596,751
                                                                            -------------

TOTAL INVESTMENTS -- 100.0%
(Cost $44,398,554)**                                                          52,452,932
                                                                            -------------

LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                     (1,787)
                                                                            -------------

NET ASSETS -- 100.0%                                                        $ 52,451,145
                                                                            =============

*     Non-income producing.

ADR   -- American Depository Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                     $44,733,694
                                                         ============
      Gross unrealized appreciation                      $ 8,354,967
      Gross unrealized depreciation                         (635,729)
                                                         ------------
      Net unrealized appreciation/(depreciation)         $ 7,719,238
                                                         ============

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES            VALUE
                                                 -------------      --------------
COMMON STOCKS--99.3%
BASIC INDUSTRY--6.3%
   Carpenter Technology Corp.                          59,700       $   3,489,465
   Crompton Corp.                                     353,300           3,960,493
   Crown Holdings, Inc.*                              231,900           2,968,320
   IPSCO, Inc.                                         75,500           3,049,445
   Lone Star Technologies, Inc.*                      105,800           3,322,120
   OM Group, Inc.*                                     29,300             900,682
   Ryerson Tull, Inc.                                 163,600           2,647,048
   Steel Technologies, Inc.                            11,400             333,792
                                                                    --------------
                                                                       20,671,365
                                                                    --------------
CONSUMER CYCLICAL--15.9%
   7-Eleven, Inc.*                                    124,900           2,947,640
   Aaron Rents, Inc.                                   91,200           2,212,512
   Ameristar Casinos, Inc.                             43,800           1,762,950
   Barnes & Noble, Inc.*                               79,700           2,158,276
   Building Materials Holding Corp.                    95,400           3,477,330
   Carlisle Cos., Inc.                                 16,000             956,960
   Charlotte Russe Holding, Inc.*                      51,300             597,645
   Charming Shoppes, Inc.*                            252,700           2,362,745
   CKE Restaurants, Inc.*                             186,800           2,336,868
   CNF, Inc.                                           52,500           2,454,375
   Guess?, Inc.*                                      157,100           2,277,950
   Intrawest Corp.                                    106,300           2,124,937
   Jacuzzi Brands, Inc.*                              310,800           2,902,872
   JAKKS Pacific, Inc.*                               128,900           2,400,118
   Monarch Casino & Resort, Inc.*                      74,000           2,584,080
   Navarre Corp.*                                      75,300           1,282,359
   Pantry, Inc. (The)*                                 89,100           2,452,032
   Penn National Gaming, Inc.*                         66,300           3,498,651
   Phillips-Van Heusen Corp.                           90,300           2,465,190
   Pinnacle Systems, Inc.*                            237,200           1,238,184
   RC2 Corp.*                                          65,200           2,040,108
   Rocky Shoes and Boots, Inc.*                         5,800             120,640
   Smart & Final, Inc.*                               140,500           2,034,440
   Stanley Furniture Co., Inc.                         17,400             800,400
   Stein Mart, Inc.*                                  163,600           2,720,668
                                                                    --------------
                                                                       52,209,930
                                                                    --------------
CONSUMER GROWTH--15.2%
   Alpharma, Inc., Class A                            135,000           2,242,350
   America Service Group, Inc.*                       109,800           2,750,490
   Apollo Group, Inc., Class A*                        24,977           1,990,667
                                                    NUMBER
                                                   OF SHARES            VALUE
                                                 -------------      --------------
CONSUMER GROWTH--(CONTINUED)
   Applera Corp. - Celera Genomics Group*              56,700       $     798,336
   Boston Beer Co., Inc., (The) Class A*               46,500           1,012,770
   Bright Horizons Family Solutions, Inc.*             50,000           3,137,500
   Dade Behring Holdings, Inc.*                        59,900           3,216,031
   DRAXIS Health, Inc.                                211,200             971,520
   Elizabeth Arden, Inc.*                              57,000           1,299,600
   Gen-Probe, Inc.*                                    63,600           2,537,640
   Genencor International, Inc.*                      141,800           2,297,160
   Genesis HealthCare Corp.*                           69,900           2,254,275
   Haemonetics Corp.*                                  82,900           2,893,210
   HealthExtras, Inc.*                                112,600           1,798,222
   Medical Action Industries, Inc.*                    35,942             710,933
   Molecular Devices Corp.*                            97,200           2,044,116
   National Medical Health Card Systems,
     Inc.*                                             47,800           1,022,442
   NeighborCare, Inc.*                                 88,000           2,471,920
   Noven Pharmaceuticals, Inc.*                        77,500           1,416,700
   Ocular Sciences, Inc.*                              54,400           2,628,281
   PDI, Inc.*                                          87,000           2,024,490
   PerkinElmer, Inc.                                  154,600           3,297,618
   Respironics, Inc.*                                  40,300           2,231,814
   Steiner Leisure Ltd.*                               38,300           1,031,036
   Vail Resorts, Inc.*                                 14,400             327,600
   WellCare Health Plans, Inc.*                        33,500           1,097,795
   West Pharmaceutical Services, Inc.                  19,400             453,572
                                                                    --------------
                                                                       49,958,088
                                                                    --------------
ENERGY--5.0%
   Core Laboratories N.V.*                            104,300           2,456,265
   Giant Industries, Inc.*                             97,400           2,727,200
   Petroleum Development Corp.*                        74,600           3,067,552
   Tesoro Petroleum Corp.*                            118,500           3,924,720
   Vintage Petroleum, Inc.                            171,700           4,163,725
                                                                    --------------
                                                                       16,339,462
                                                                    --------------
FINANCIAL--17.4%
   Advanta Corp., Class B                             103,800           2,478,744
   American Physicians Capital, Inc.*                  78,500           2,614,835
   Arch Capital Group Ltd.*                            63,000           2,453,850
   Assured Guaranty Ltd.                              123,800           2,280,396

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES            VALUE
                                                 -------------      --------------
FINANCIAL--(CONTINUED)
   Banco Itau Holding Financeira S.A. - ADR            49,800       $   3,210,108
   BankAtlantic Bancorp, Inc., Class A                138,700           2,635,300
   Capital Crossing Bank*                              25,600             683,776
   Cash America International, Inc.                    71,700           1,839,105
   Euronet Worldwide, Inc.*                            38,100             937,260
   First American Corp.                                88,300           2,909,485
   First Cash Financial Services, Inc.*               151,850           3,954,174
   First Republic Bank                                 51,600           2,651,724
   Infinity Property & Casual Corp.                    68,800           2,545,600
   LandAmerica Financial Group, Inc.                   51,000           2,723,400
   Max Re Capital Ltd.                                119,700           2,281,482
   National Financial Partners Corp.                   65,000           2,258,100
   Ohio Casualty Corp.*                               135,900           2,919,132
   R & G Financial Corp., Class B                      50,400           1,955,520
   Selective Insurance Group, Inc.                     60,600           2,714,274
   StanCorp Financial Group, Inc.                      37,600           2,972,280
   Stewart Information Services Corp.                  64,000           2,793,600
   UICI*                                               73,500           2,454,900
   United Fire & Casualty Co.                           7,100             472,860
   Westcorp                                            63,000           2,663,640
                                                                    --------------
                                                                       57,403,545
                                                                    --------------
INDUSTRIAL--19.3%
   Aftermarket Technology Corp.*                       69,400           1,208,948
   AMERCO*                                             53,900           2,217,985
   Applied Industrial Technologies, Inc.               65,000           2,707,250
   Astec Industries, Inc.*                            122,700           2,041,728
   BEI Technologies, Inc.                              79,400           2,330,390
   Brink's Co., (The)                                  88,900           3,432,429
   Bucyrus International, Inc., Class A                59,900           2,366,050
   Consolidated Graphics, Inc.*                        64,900           3,069,770
   Duratek,  Inc.*                                     35,000             805,350
   Dynamex, Inc.*                                     100,600           2,024,072
   Flowserve Corp.*                                    87,500           2,206,750
   Genlyte Group, Inc., (The)*                         32,600           2,613,542
   Gevity HR, Inc.                                     79,400           1,406,174
   Heidrick & Struggles International, Inc.*           65,500           2,253,200
   Hexcel Corp.*                                      129,000           1,967,250
   Hub Group, Inc., Class A*                           67,500           2,936,250
   Hughes Supply, Inc.                                 44,000           1,446,720
                                                    NUMBER
                                                   OF SHARES            VALUE
                                                 -------------      --------------
   Kennametal, Inc.                                    33,700       $   1,728,810
   McDermott International, Inc.*                     150,500           2,483,250
   NCI Building Systems, Inc.*                         78,700           2,919,770
   Overnite Corp.                                      85,000           3,003,900
   Pacer International, Inc.*                         112,100           2,192,676
   Perini Corp.*                                      142,700           2,133,365
   Rofin-Sinar Technologies, Inc.*                     76,500           2,983,500
   Sirva, Inc.*                                        24,200             481,580
   Stewart & Stevenson Services, Inc.                 113,200           2,264,000
   TeleTech Holdings, Inc.*                           233,200           2,278,364
   WESCO International, Inc.*                         136,100           3,827,132
                                                                    --------------
                                                                       63,330,205
                                                                    --------------
TECHNOLOGY--19.4%
   Aladdin Knowledge Systems Ltd.*                    114,500           3,329,775
   Alvarion Ltd.*                                     144,300           2,116,881
   AMX Corp.*                                         130,700           2,306,855
   Applied Signal Technology, Inc.                     15,700             595,972
   Artesyn Technologies, Inc.*                        239,500           2,280,040
   Aspect Communications Corp.*                       265,300           2,878,505
   Atmel Corp.*                                        50,800             180,340
   Avaya, Inc.*                                       136,800           2,246,256
   Axcelis Technologies, Inc.*                         45,000             328,500
   BE Aerospace, Inc.*                                216,300           2,292,131
   Borland Software Corp.*                            142,600           1,666,994
   Brightpoint, Inc.*                                  59,700           1,140,867
   Catapult Communications Corp.*                      85,900           2,331,326
   Coherent, Inc.*                                     91,200           2,634,768
   Ctrip.com International Ltd. - ADR*                 54,700           2,643,651
   Digi International, Inc.*                          195,700           3,011,823
   ECI Telecom Ltd.*                                  285,500           2,369,650
   Entravision Communications Corp., Class A*         183,600           1,505,520
   ESCO Technologies, Inc.*                            11,600             849,120
   FileNET Corp.*                                      94,200           2,525,502
   Hypercom Corp.*                                    251,300           1,527,904
   II-VI, Inc.*                                        45,300           1,954,695
   McDATA Corp., Class A*                             172,500             974,625
   Orbotech Ltd.*                                      77,100           1,461,816
   Parametric Technology Corp.*                       482,500           2,822,625
   Progress Software Corp.*                           109,200           2,478,840
   Quality Systems, Inc.*                               9,000             552,690

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES            VALUE
                                                 -------------      --------------
TECHNOLOGY--(CONTINUED)
   Skyworks Solutions, Inc.                           229,100       $   2,274,963
   Standard Microsystems Corp.*                        62,300           1,531,334
   SYNNEX Corp.*                                       36,900             789,660
   TransAct Technologies, Inc.*                        42,100             940,935
   Transaction Systems Architects, Inc.,
     Class A*                                          94,400           1,937,088
   Ulticom, Inc.*                                     142,500           2,557,875
   Witness Systems, Inc.*                             187,900           2,816,621
                                                                    --------------
                                                                       63,856,147
                                                                    --------------
UTILITY--0.8%
   Compania Anonima Nacional Telefonos de
     Venezuela (CANTV) - ADR                          106,300           2,406,632
   Yak Communications, Inc.*                           55,100             323,437
                                                                    --------------
                                                                        2,730,069
                                                                    --------------
     TOTAL COMMON STOCKS
         (Cost $263,358,041)                                          326,498,811
                                                                    --------------
SHORT TERM INVESTMENTS--0.9%
   Galaxy Institutional Money Market Fund
     1.86% 12/01/04                                 3,042,465           3,042,465
                                                                    --------------
     TOTAL SHORT TERM INVESTMENTS
         (Cost $3,042,465)                                              3,042,465
                                                                    --------------

TOTAL INVESTMENTS--100.2%
   (Cost $266,400,506)**                                              329,541,276
                                                                    --------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS--(0.2)%                                                        (520,856)
                                                                    --------------

NET ASSETS--100.0%                                                  $ 329,020,420
                                                                    ==============

*     Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $266,749,328
                                                          =============

      Gross unrealized appreciation                       $ 67,209,050
      Gross unrealized depreciation                         (4,417,102)
                                                          -------------

      Net unrealized appreciation/(depreciation)          $ 62,791,948
                                                          =============

                              BAKER 500 GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES         VALUE
                                                ----------      ------------
COMMON STOCKS--98.5%
COMMUNICATIONS EQUIPMENT--10.2%
   Adobe Systems, Inc.                              17,780        1,076,757
   Avaya, Inc.*                                     58,825          965,906
                                                                ------------
                                                                  2,042,663
                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--10.3%
   Autodesk, Inc.                                   16,650        1,089,076
   Waters Corp.*                                    20,600          961,196
                                                                ------------
                                                                  2,050,272
                                                                ------------
ENERGY EQUIPMENT & SERVICES--4.4%
   Schlumberger Ltd.                                13,290          872,223
                                                                ------------
FOOD & STAPLES RETAILING--5.3%
   CVS Corp.                                        23,415        1,062,339
                                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES--13.0%
   Medtronic, Inc.                                  17,200          826,460
   St. Jude Medical, Inc.*                          24,000          915,360
   Stryker Corp.                                    19,150          842,408
                                                                ------------
                                                                  2,584,228
                                                                ------------
HEALTH CARE PROVIDERS & SERVICES--3.8%
   Humana, Inc. *                                   30,800          764,456
                                                                ------------
HOTELS, RESTAURANTS & LEISURE--4.3%
   International Game Technology                    24,200          855,470
                                                                ------------
INTERNET RETAIL--5.7%
   e Bay Inc.*                                      10,050        1,130,123
                                                                ------------
MACHINERY--9.4%
   Danaher Corp.                                    16,100          915,768
   Phelps Dodge Corp.                                9,800          951,874
                                                                ------------
                                                                  1,867,642
                                                                ------------
OTHER SECURITIES--7.4%
   Nasdaq-100 Index Tracking Stock                  24,600          963,090
   SPDR Trust Series 1                               4,325          509,874
                                                                ------------
                                                                  1,472,964
                                                                ------------
PAPER & FOREST PRODUCTS--4.5%
   Georgia-Pacific Corp.                            24,400          893,284
                                                                ------------
RAILROADS--5.3%
   Norfolk Southern Corp.                           30,750        1,055,648
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT--14.9%
   Motorola, Inc.                                   51,100          984,186
   QUALCOMM, Inc.                                   29,050        1,209,061
   Tellabs, Inc.*                                   92,200          788,310
                                                                ------------
                                                                  2,981,557
                                                                ------------
     TOTAL COMMON STOCKS
         (Cost $16,174,834)                                      19,632,869
                                                                ------------

                                                  NUMBER
                                                 OF SHARES         VALUE
                                                ----------      ------------
SHORT TERM INVESTMENTS--0.7%
MONEY MARKET FUNDS--0.7%
   Galaxy Money Market Fund
     1.86% 12/01/04                                143,969          143,969
                                                                ------------
     TOTAL SHORT TERM INVESTMENTS
         (Cost $143,969)                                            143,969
                                                                ------------

TOTAL INVESTMENTS--99.2%
   (Cost $16,318,803)**                                          19,776,838
                                                                ------------

OTHE ASSETS IN EXCESS OF
   LIABILITIES--0.8%                                                156,318
                                                                ------------

NET ASSETS--100.0%                                              $19,933,156
                                                                ============

*      -- Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                     $ 16,318,803
                                                          =============

       Gross unrealized appreciation                      $  3,553,411
       Gross unrealized depreciation                           (95,376)
                                                          -------------

       Net unrealized appreciation/(depreciation)         $  3,458,035
                                                          =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE RBB FUND, INC.


By (Signature and Title)* /S/ EDWARD J. ROACH
                          ------------------------------------------------------
                          Edward J. Roach, President & Treasurer
                          (principal executive officer)

Date JANUARY 19, 2005
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ EDWARD J. ROACH
                          ------------------------------------------------------
                          Edward J. Roach, President & Treasurer
                          (principal executive officer & principal financial officer)

Date JANUARY 19, 2005
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.